Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
March 31, 2026
VTMI-NPRT1-0526
1.9887334.107
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	10,423	1,014,783
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,431	55,791
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,352	40,526
Liberty Global Ltd Class C (b)	4,888	57,336

TOTAL BELGIUM		97,862
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,242	15,165
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,141	339,139
TOTAL BERMUDA		354,304
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	2,381	15,429
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	576	42,232
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	4,564	437,460
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	8,354	120,548
Hut 8 Corp (United States) (b)(c)	2,302	107,987
TOTAL INFORMATION TECHNOLOGY		228,535
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	1,113	22,727
TOTAL CANADA		746,383
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	4,919	15,839
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,429	9,289
Paper & Forest Products - 0.0%
Mercer International Inc (c)	886	1,258
TOTAL GERMANY		10,547
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	11,683	32,479
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	883	13,466
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	1,012	9,836
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	353	25,769
TOTAL IRELAND		49,071
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	3,817	26,223
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	2,960	93,329
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	902	67,343
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	1,485	24,280
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	6,173	1,215,217
TOTAL NETHERLANDS		1,239,497
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	406	2,723
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	912	7,879
Liberty Latin America Ltd Class C (b)	3,236	28,542
TOTAL COMMUNICATION SERVICES		36,421
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,751	80,121
Ofg Bancorp	1,042	42,159
Popular Inc	1,707	229,029
		351,309
Financial Services - 0.0%
EVERTEC Inc	1,544	43,572
TOTAL FINANCIALS		394,881
TOTAL PUERTO RICO		431,302
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,389	91,285
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,685	177,195
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	3,163	57,472
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	2,463	117,165
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	7,206	1,506,198
TOTAL SWITZERLAND		1,680,835
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	600	17,112
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	883	460,502
TOTAL THAILAND		477,614
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	9,888	683,558
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	663	8,075
TOTAL UNITED KINGDOM		691,633
UNITED STATES - 97.6%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.9%
Anterix Inc (b)	450	17,186
AST SpaceMobile Inc Class A (b)(c)	5,961	493,988
AT&T Inc	173,645	5,033,969
Atn International Inc	209	5,688
Bandwidth Inc Class A (b)	625	11,138
Cogent Communications Holdings Inc	1,159	21,836
Comcast Corp Class A	89,078	2,557,429
Globalstar Inc (b)	1,212	80,501
IDT Corp Class B	491	24,108
Iridium Communications Inc	2,518	69,849
Lumen Technologies Inc (b)	22,617	157,188
Shenandoah Telecommunications Co	1,122	17,301
Uniti Group Inc (b)(c)	4,326	40,578
Verizon Communications Inc	103,283	5,184,807
		13,715,566
Entertainment - 1.3%
AMC Entertainment Holdings Inc Class A (b)(c)	11,841	11,604
Atlanta Braves Holdings Inc Class A (b)	299	14,098
Atlanta Braves Holdings Inc Class C (b)	1,032	44,066
Cinemark Holdings Inc	2,460	70,159
Electronic Arts Inc	5,487	1,118,635
Liberty Media Corp-Liberty Formula One Class A (b)	594	46,380
Liberty Media Corp-Liberty Formula One Class C (b)	5,516	468,970
Live Nation Entertainment Inc (b)	3,892	593,569
Madison Square Garden Entertainment Corp Class A (b)	962	56,671
Madison Square Garden Sports Corp Class A (b)	428	137,559
Marcus Corp/The	533	9,152
Netflix Inc (b)	103,872	9,987,293
ROBLOX Corp Class A (b)	16,113	911,351
Roku Inc Class A (b)	3,244	306,947
Sphere Entertainment Co Class A (b)(c)	630	73,962
Starz Entertainment Corp	271	3,117
Take-Two Interactive Software Inc (b)	4,298	848,855
TKO Group Holdings Inc Class A	1,642	331,109
Vivid Seats Inc Class A (b)	92	543
Walt Disney Co/The	43,754	4,217,011
Warner Bros Discovery Inc (b)	60,825	1,670,255
Warner Music Group Corp Class A	3,538	90,361
		21,011,667
Interactive Media & Services - 6.7%
Alphabet Inc Class A	142,779	41,057,529
Alphabet Inc Class C	113,843	32,657,003
Angi Inc Class A (b)(c)	913	6,254
Bumble Inc Class A (b)(c)	1,691	5,513
Cargurus Inc Class A (b)(c)	1,946	66,261
Cars.com Inc (b)	1,276	10,361
EverQuote Inc Class A (b)	670	10,331
fuboTV Inc Class A (b)(c)	680	6,433
IAC Inc Class A (b)	1,550	62,047
Match Group Inc	6,007	184,475
MediaAlpha Inc Class A (b)	777	7,226
Meta Platforms Inc Class A	53,392	30,547,165
Nextdoor Holdings Inc Class A (b)	5,100	7,140
Pinterest Inc Class A (b)	14,910	273,449
QuinStreet Inc (b)	1,333	16,009
Reddit Inc Class A (b)	3,130	421,455
Rumble Inc Class A (b)(c)	2,591	13,214
Shutterstock Inc	567	9,418
Snap Inc Class A (b)	26,938	123,915
TripAdvisor Inc Class A (c)	2,800	29,848
Trump Media & Technology Group Corp (b)(c)	3,882	36,025
Yelp Inc Class A (b)	1,402	34,685
Ziff Davis Inc (b)(c)	928	38,939
ZipRecruiter Inc Class A (b)	1,546	2,845
ZoomInfo Technologies Inc (b)(c)	6,483	38,768
		105,666,308
Media - 0.2%
AMC Networks Inc Class A (b)(c)	710	4,821
Boston Omaha Corp (b)(c)	571	6,669
Cable One Inc (b)	118	10,763
Cardlytics Inc (b)(c)	930	976
Charter Communications Inc Class A (b)	2,166	467,596
Clear Channel Outdoor Holdings Inc (b)	7,802	18,491
DoubleVerify Holdings Inc (b)	3,145	29,878
EchoStar Corp Class A (b)(c)	3,322	388,907
EW Scripps Co/The Class A (b)	1,629	6,060
Fox Corp Class A	5,314	310,338
Fox Corp Class B	3,466	184,044
Gray Media Inc	1,959	8,502
Ibotta Inc Class A (b)(c)	337	10,100
iHeartMedia Inc Class A (b)(c)	2,887	8,430
John Wiley & Sons Inc Class A	970	36,957
Liberty Broadband Corp Class A (b)	415	20,841
Liberty Broadband Corp Class C (b)	3,001	150,951
Magnite Inc (b)	3,426	40,701
MNTN Inc Class A (b)	263	2,313
National CineMedia Inc	2,399	7,317
New York Times Co/The Class A	3,992	334,250
News Corp Class A	9,441	235,364
News Corp Class B (c)	2,939	83,791
Nexstar Media Group Inc	687	124,230
NIQ Global Intelligence Plc (c)	1,192	13,553
Omnicom Group Inc	7,875	593,066
Optimum Communications Inc Class A (b)(c)	6,518	8,473
Paramount Skydance Corp Class B (c)	7,449	67,190
PubMatic Inc Class A (b)	916	7,493
Scholastic Corp	547	21,366
Sinclair Inc Class A (c)	975	12,617
Sirius XM Holdings Inc (c)	4,500	103,860
Stagwell Inc Class A (b)(c)	2,659	16,725
TechTarget Inc (b)(c)	803	3,116
Thryv Holdings Inc (b)	955	2,617
Trade Desk Inc (The) Class A (b)	10,572	239,879
USA TODAY Co Inc (b)	3,008	21,206
		3,603,451
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc (c)	348	16,057
Gogo Inc (b)(c)	1,717	6,902
Spok Holdings Inc	565	6,158
T-Mobile US Inc	11,785	2,475,204
Telephone and Data Systems Inc	2,583	108,744
		2,613,065
TOTAL COMMUNICATION SERVICES		146,610,057
Consumer Discretionary - 9.6%
Automobile Components - 0.1%
Adient PLC (b)	1,889	38,177
Aptiv PLC (b)	5,327	369,908
BorgWarner Inc	5,328	289,097
Cooper-Standard Holdings Inc (b)	427	11,900
Dana Inc	2,787	93,783
Dauch Corporation (b)	2,858	16,948
Dorman Products Inc (b)	664	69,295
Fox Factory Holding Corp (b)	1,005	16,542
Gentex Corp	5,652	123,496
Gentherm Inc (b)	729	20,252
Goodyear Tire & Rubber Co/The (b)	6,859	45,475
LCI Industries	578	71,082
Lear Corp	1,256	152,076
Patrick Industries Inc	875	97,186
Phinia Inc	920	62,965
QuantumScape Corp Class A (b)(c)	11,147	71,118
Solid Power Inc (b)(c)	4,242	12,726
Standard Motor Products Inc	512	17,787
Stoneridge Inc (b)	747	3,608
Visteon Corp	652	59,404
XPEL Inc (b)(c)(e)	627	27,751
		1,670,576
Automobiles - 1.8%
Ford Motor Co	96,448	1,113,010
General Motors Co	22,883	1,704,784
Harley-Davidson Inc	2,825	57,122
Lucid Group Inc (b)(c)	3,252	30,991
Rivian Automotive Inc Class A (b)	20,071	302,069
Tesla Inc (b)	68,886	25,608,371
Thor Industries Inc	1,257	100,422
Winnebago Industries Inc	676	20,948
		28,937,717
Broadline Retail - 3.2%
Amazon.com Inc (b)	238,480	49,668,230
Dillard's Inc Class A	72	41,192
eBay Inc	11,155	1,015,328
Etsy Inc (b)	2,356	117,753
Groupon Inc (b)(c)	660	7,854
Kohl's Corp	2,684	34,624
Macy's Inc (c)	6,422	116,174
Ollie's Bargain Outlet Holdings Inc (b)	1,482	136,403
Savers Value Village Inc (b)(c)	868	6,457
		51,144,015
Distributors - 0.0%
Genuine Parts Co	3,460	365,895
GigaCloud Technology Inc Class A (b)	607	27,546
Gold.com Inc	473	18,957
LKQ Corp	6,476	190,200
Pool Corp	783	158,424
		761,022
Diversified Consumer Services - 0.1%
ADT Inc	12,105	79,530
American Public Education Inc (b)	432	24,572
Bright Horizons Family Solutions Inc (b)	1,348	110,711
Carriage Services Inc	364	16,620
Coursera Inc (b)(c)	3,500	20,370
Covista Inc (b)	968	111,562
Driven Brands Holdings Inc (b)	1,417	17,868
Duolingo Inc Class A (b)	960	94,627
European Wax Center Inc Class A (b)	728	4,208
Frontdoor Inc (b)	1,866	98,637
Graham Holdings Co Class B	90	95,153
Grand Canyon Education Inc (b)	722	122,762
H&R Block Inc	3,066	97,315
KinderCare Learning Cos Inc (b)(c)	602	1,324
Laureate Education Inc (b)	3,272	113,996
Liberty Live Holdings Inc Class A	486	44,537
Liberty Live Holdings Inc Class C	1,293	121,684
Lincoln Educational Services Corp (b)	699	28,435
Matthews International Corp Class A (c)	756	19,520
Mister Car Wash Inc (b)	2,344	16,338
Nerdy Inc Class A (b)(c)	1,972	1,610
Perdoceo Education Corp	1,453	54,066
Service Corp International/US	3,374	278,390
Strategic Education Inc	564	46,789
Stride Inc (b)	1,032	90,991
Udemy Inc (b)	2,317	10,705
Universal Technical Institute Inc (b)	1,208	43,609
		1,765,929
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	1,440	15,710
Airbnb Inc Class A (b)	10,427	1,316,722
Aramark	6,550	265,537
Biglari Holdings Inc Class B (b)	19	6,262
BJ's Restaurants Inc (b)(c)	511	17,936
Bloomin' Brands Inc	1,855	10,017
Booking Holdings Inc	790	3,326,153
Boyd Gaming Corp	1,380	113,408
Brinker International Inc (b)	1,061	151,479
Caesars Entertainment Inc (b)	5,271	139,313
Carnival Corp	26,740	692,031
Cava Group Inc (b)(c)	2,404	194,484
Cheesecake Factory Inc/The (c)	1,094	59,897
Chipotle Mexican Grill Inc (b)	32,474	1,039,493
Choice Hotels International Inc (c)	492	50,922
Churchill Downs Inc	1,580	141,931
Cracker Barrel Old Country Store Inc	544	15,292
Darden Restaurants Inc	2,859	560,478
Dave & Buster's Entertainment Inc (b)(c)	683	7,397
Dine Brands Global Inc (c)	357	9,368
Domino's Pizza Inc	748	268,375
DoorDash Inc Class A (b)	9,178	1,378,077
DraftKings Inc Class A (b)	12,378	267,612
Dutch Bros Inc Class A (b)	3,041	154,057
El Pollo Loco Holdings Inc (b)	608	8,427
Expedia Group Inc Class A	2,879	664,732
First Watch Restaurant Group Inc (b)	1,067	11,182
Flutter Entertainment PLC (b)	4,334	441,851
Global Business Travel Group I Class A (b)(c)	2,882	16,082
Golden Entertainment Inc	496	13,238
Hilton Grand Vacations Inc (b)	1,427	55,824
Hilton Worldwide Holdings Inc	5,690	1,730,215
Hyatt Hotels Corp Class A (c)	998	143,502
Jack in the Box Inc (b)(c)	465	4,497
Krispy Kreme Inc	2,082	7,058
Kura Sushi USA Inc Class A (b)	142	9,910
Las Vegas Sands Corp	7,493	403,723
Life Time Group Holdings Inc (b)	3,626	97,684
Lindblad Expeditions Holdings Inc (b)	879	15,207
Lucky Strike Entertainment Corp Class A (c)	443	3,685
Marriott International Inc/MD Class A1	5,462	1,786,456
Marriott Vacations Worldwide Corp (c)	664	43,240
McDonald's Corp	17,424	5,415,205
MGM Resorts International (b)	5,166	191,194
Monarch Casino & Resort Inc	297	28,393
Norwegian Cruise Line Holdings Ltd (b)	10,961	204,971
Papa John's International Inc (c)	797	25,831
Penn Entertainment Inc (b)	3,039	45,676
Planet Fitness Inc Class A (b)	2,001	148,834
Portillo's Inc Class A (b)(c)	1,693	8,956
Pursuit Attractions and Hospitality Inc (b)	529	19,377
Rci Hospitality Holdings Inc	195	4,448
Red Rock Resorts Inc Class A	1,156	61,684
Royal Caribbean Cruises Ltd	6,227	1,713,546
Rush Street Interactive Inc Class A (b)	2,344	50,982
Sabre Corp (b)(c)	9,624	13,955
Serve Robotics Inc (b)(c)	1,422	12,002
Shake Shack Inc Class A (b)	961	85,020
Six Flags Entertainment Corp (b)(c)	2,421	42,973
Starbucks Corp	27,876	2,497,411
Sweetgreen Inc Class A (b)(c)	2,543	13,198
Target Hospitality Corp (b)	680	6,310
Texas Roadhouse Inc	1,639	270,664
Travel + Leisure Co	1,739	120,321
United Parks & Resorts Inc (b)(c)	663	21,654
Vail Resorts Inc (c)	859	110,227
Viking Holdings Ltd (b)	4,524	332,424
Wendy's Co/The (c)	3,857	26,806
Wingstop Inc	702	108,789
Wyndham Hotels & Resorts Inc	1,802	146,376
Wynn Resorts Ltd	2,112	214,474
Xponential Fitness Inc Class A (b)(c)	698	4,202
Yum! Brands Inc	6,795	1,056,487
		28,660,854
Household Durables - 0.4%
Beazer Homes USA Inc (b)(c)	650	12,506
Cavco Industries Inc (b)	186	90,078
Century Communities Inc	616	35,346
Champion Homes Inc (b)	1,441	107,167
Cricut Inc Class A (c)	1,157	4,327
DR Horton Inc	6,739	924,726
Dream Finders Homes Inc Class A (b)(c)	712	9,911
Ethan Allen Interiors Inc	584	13,000
Flexsteel Industries Inc	110	4,943
Garmin Ltd	4,006	929,433
Green Brick Partners Inc (b)	729	46,984
Helen of Troy Ltd (b)	510	7,354
Hovnanian Enterprises Inc Class A (b)	116	12,866
Installed Building Products Inc	546	144,772
KB Home	1,547	80,057
La-Z-Boy Inc (c)	981	31,529
Legacy Housing Corp (b)(c)	230	4,699
Leggett & Platt Inc	3,238	31,991
Lennar Corp Class A	5,259	456,692
Lennar Corp Class B (c)	298	25,067
LGI Homes Inc (b)	485	19,172
Lovesac Co/The (b)	317	4,682
M/I Homes Inc (b)	624	76,409
Meritage Homes Corp	1,891	116,939
Mohawk Industries Inc (b)	1,243	122,386
Newell Brands Inc	10,030	34,403
NVR Inc (b)	69	454,698
PulteGroup Inc	4,813	566,057
SharkNinja Inc (b)	1,698	179,818
Smith Douglas Homes Corp Class A (b)(c)	252	3,226
Somnigroup International Inc	5,146	380,392
Sonos Inc (b)	2,883	38,632
Taylor Morrison Home Corp (b)	2,482	144,552
Toll Brothers Inc	2,378	324,526
TopBuild Corp (b)	692	243,100
Tri Pointe Homes Inc (b)	2,056	96,077
Whirlpool Corp (c)	1,360	73,331
		5,851,848
Leisure Products - 0.1%
Acushnet Holdings Corp	658	61,510
Brunswick Corp/DE	1,679	122,164
Callaway Golf Co (b)	3,335	46,290
Funko Inc Class A (b)	750	2,363
Hasbro Inc	3,288	307,757
JAKKS Pacific Inc	199	3,964
Johnson Outdoors Inc Class A	148	6,883
Latham Group Inc (b)	1,150	6,176
Malibu Boats Inc Class A (b)(c)	460	11,923
MasterCraft Boat Holdings Inc (b)	301	6,174
Mattel Inc (b)	7,512	109,149
Peloton Interactive Inc Class A (b)	9,597	41,171
Polaris Inc	1,278	69,651
Smith & Wesson Brands Inc	1,056	15,132
Sturm Ruger & Co Inc	378	15,154
YETI Holdings Inc (b)	1,858	67,984
		893,445
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	501	1,522
Abercrombie & Fitch Co Class A (b)	1,124	102,700
Academy Sports & Outdoors Inc	1,590	89,756
Advance Auto Parts Inc (c)	1,422	75,011
America's Car-Mart Inc/TX (b)(c)	163	2,075
American Eagle Outfitters Inc	3,763	62,842
Arhaus Inc Class A	1,234	8,367
Arko Corp	1,941	10,792
Asbury Automotive Group Inc (b)	516	100,832
AutoNation Inc (b)	653	127,505
AutoZone Inc (b)	408	1,378,134
BARK Inc (b)(c)	2,524	1,278
Barnes & Noble Education Inc (b)(c)	460	4,062
Bath & Body Works Inc	4,926	91,968
Bed Bath & Beyond Inc (b)(c)	1,647	7,642
Best Buy Co Inc	4,857	311,819
Boot Barn Holdings Inc (b)	736	107,721
Buckle Inc/The	725	36,511
Build-A-Bear Workshop Inc (c)	292	10,935
Burlington Stores Inc (b)	1,538	500,434
Caleres Inc	866	9,128
Camping World Holdings Inc Class A	1,506	10,286
CarMax Inc (b)	3,738	155,426
Carvana Co Class A (b)	3,474	1,092,156
Chewy Inc Class A (b)	5,377	145,179
Citi Trends Inc (b)	173	7,494
Designer Brands Inc Class A	868	4,939
Dick's Sporting Goods Inc	1,638	324,799
EVgo Inc Class A (b)(c)	3,307	5,688
Five Below Inc (b)	1,370	313,018
Floor & Decor Holdings Inc Class A (b)	2,604	132,283
GameStop Corp Class A (b)(c)	10,260	236,390
Gap Inc/The	5,462	132,180
Genesco Inc (b)(c)	238	6,900
Group 1 Automotive Inc	326	107,785
Haverty Furniture Cos Inc (c)	340	7,201
Home Depot Inc/The	24,375	8,016,694
J Jill Inc	150	1,719
Lands' End Inc (b)	223	2,507
Lithia Motors Inc	615	153,578
Lowe's Cos Inc	13,735	3,245,306
MarineMax Inc (b)(c)	478	12,935
Monro Inc (c)	694	11,132
Murphy USA Inc	407	201,046
National Vision Holdings Inc (b)	1,896	49,106
O'Reilly Automotive Inc (b)	20,700	1,910,817
OneWater Marine Inc Class A (b)	322	3,043
Penske Automotive Group Inc (c)	440	65,789
Petco Health & Wellness Co Inc Class A (b)	2,278	6,333
RealReal Inc/The (b)	2,339	21,238
Revolve Group Inc Class A (b)	968	21,886
RH (b)	367	51,314
Ross Stores Inc	7,968	1,726,108
Sally Beauty Holdings Inc (b)	2,350	32,548
Shoe Carnival Inc	465	7,249
Signet Jewelers Ltd	979	82,863
Sleep Number Corp (b)(c)	609	1,092
Sonic Automotive Inc Class A (c)	347	23,794
Stitch Fix Inc Class A (b)	2,841	9,404
ThredUp Inc Class A (b)	2,433	7,980
TJX Cos Inc/The	27,218	4,346,715
Tractor Supply Co	13,033	590,395
Ulta Beauty Inc (b)	1,104	577,072
Upbound Group Inc	1,261	22,761
Urban Outfitters Inc (b)	1,304	82,608
Valvoline Inc (b)(c)	3,367	113,401
Victoria's Secret & Co (b)	1,914	88,733
Warby Parker Inc Class A (b)	2,374	50,020
Wayfair Inc Class A (b)	2,571	193,365
Williams-Sonoma Inc	3,017	550,090
Winmark Corp	70	29,929
Zumiez Inc (b)	294	6,515
		28,039,843
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	2,840	50,041
Carter's Inc	867	31,004
Columbia Sportswear Co (c)	601	32,941
Crocs Inc (b)	1,350	112,077
Deckers Outdoor Corp (b)	3,588	359,123
Figs Inc Class A (b)	3,738	55,210
G-III Apparel Group Ltd	904	25,041
Kontoor Brands Inc (c)	1,367	96,086
Lakeland Industries Inc (c)	178	1,458
Levi Strauss & Co Class A	2,347	43,396
Lululemon Athletica Inc (b)	2,645	404,950
Movado Group Inc	359	8,767
NIKE Inc Class B	29,144	1,539,386
Oxford Industries Inc	324	12,477
PVH Corp	1,296	90,409
Ralph Lauren Corp Class A	960	330,230
Steven Madden Ltd	1,737	58,919
Tapestry Inc	5,018	708,090
Under Armour Inc Class A (b)(c)	3,796	22,434
Under Armour Inc Class C (b)(c)	3,628	21,006
VF Corp	7,865	133,626
Wolverine World Wide Inc	1,961	32,004
		4,168,675
TOTAL CONSUMER DISCRETIONARY		151,893,924
Consumer Staples - 4.9%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	184	42,394
Brown-Forman Corp Class A	1,963	52,589
Brown-Forman Corp Class B (c)	3,643	96,321
Celsius Holdings Inc (b)	4,010	142,275
Coca-Cola Co/The	94,692	7,201,327
Coca-Cola Consolidated Inc	1,413	270,929
Constellation Brands Inc Class A	3,497	524,550
Keurig Dr Pepper Inc	33,520	882,582
MGP Ingredients Inc	319	5,865
Molson Coors Beverage Co Class B	4,355	187,526
Monster Beverage Corp (b)	17,495	1,267,688
National Beverage Corp (b)	562	18,910
PepsiCo Inc	33,472	5,197,867
Primo Brands Corp Class A	6,014	113,244
Vita Coco Co Inc/The (b)	1,048	50,210
		16,054,277
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	10,009	170,553
Andersons Inc/The	812	58,285
BJ's Wholesale Club Holdings Inc (b)	3,273	322,129
Casey's General Stores Inc	915	665,992
Chefs' Warehouse Inc/The (b)	865	51,424
Costco Wholesale Corp	10,850	10,811,266
Dollar General Corp	5,430	644,704
Dollar Tree Inc (b)	4,676	512,069
Grocery Outlet Holding Corp (b)(c)	2,345	16,532
Ingles Markets Inc Class A	324	29,124
Kroger Co/The	15,022	1,086,992
Maplebear Inc (b)	4,430	165,948
Natural Grocers by Vitamin Cottage Inc	225	5,815
Performance Food Group Co (b)	3,868	331,333
PriceSmart Inc	681	102,491
Sprouts Farmers Market Inc (b)	2,325	179,327
Sysco Corp	11,732	836,844
Target Corp	11,181	1,355,137
United Natural Foods Inc (b)	1,448	65,247
US Foods Holding Corp (b)	5,461	503,559
Walmart Inc	107,407	13,348,542
Weis Markets Inc (c)	223	15,251
		31,278,564
Food Products - 0.5%
Alico Inc	224	9,242
Archer-Daniels-Midland Co	11,813	858,687
B&G Foods Inc (c)	1,897	9,125
Beyond Meat Inc (b)(c)	10,822	7,593
BRC Inc Class A (b)	2,660	2,065
Bunge Global SA	3,332	423,830
Cal-Maine Foods Inc	1,087	86,036
Calavo Growers Inc	391	10,084
Campbell's Company/The (c)	4,720	105,114
Conagra Brands Inc	12,014	188,860
Darling Ingredients Inc (b)	3,817	236,081
Flowers Foods Inc	5,079	41,394
Fresh Del Monte Produce Inc	789	31,765
Freshpet Inc (b)	1,166	68,747
General Mills Inc	13,196	491,155
Hain Celestial Group Inc (b)	1,854	1,294
Hershey Co/The	3,645	757,759
Hormel Foods Corp	7,364	166,795
Ingredion Inc	1,530	172,370
J & J Snack Foods Corp	379	30,043
JM Smucker Co	2,664	256,916
John B Sanfilippo & Son Inc	210	16,659
Kraft Heinz Co/The	21,329	479,689
Lamb Weston Holdings Inc	3,337	141,022
Limoneira Co	590	7,918
Mama's Creations Inc (b)	910	13,959
Marzetti Company/The	486	67,228
McCormick & Co Inc/MD	6,231	314,292
Mission Produce Inc (b)(c)	1,048	14,420
Mondelez International Inc	31,639	1,823,673
Pilgrim's Pride Corp	1,021	38,553
Post Holdings Inc (b)	1,145	113,195
Seaboard Corp	6	33,924
Seneca Foods Corp Class A (b)	118	17,832
Simply Good Foods Co/The (b)	2,199	31,556
Tootsie Roll Industries Inc Class A	475	20,292
Tyson Foods Inc Class A	6,944	444,902
Utz Brands Inc Class A	1,833	14,517
Vital Farms Inc (b)(c)	905	12,779
Westrock Coffee Co (b)	862	3,664
		7,565,029
Household Products - 0.8%
Central Garden & Pet Co (b)	568	20,885
Central Garden & Pet Co Class A (b)	837	27,136
Church & Dwight Co Inc	5,987	558,707
Clorox Co/The	3,010	311,926
Colgate-Palmolive Co	19,756	1,683,804
Energizer Holdings Inc (c)	1,455	23,891
Kimberly-Clark Corp	8,177	788,835
Oil-Dri Corp of America	250	16,273
Procter & Gamble Co/The	57,212	8,263,701
Reynolds Consumer Products Inc	1,307	27,682
Spectrum Brands Holdings Inc	582	42,893
WD-40 Co	324	66,077
		11,831,810
Personal Care Products - 0.0%
BellRing Brands Inc (b)	3,008	48,399
Coty Inc Class A (b)	8,556	17,198
Edgewell Personal Care Co	1,141	24,349
elf Beauty Inc (b)(c)	1,424	86,309
Estee Lauder Cos Inc/The Class A	6,061	434,998
Herbalife Ltd (b)	2,470	36,358
Honest Co Inc/The (b)	2,437	7,165
Interparfums Inc	450	40,878
Kenvue Inc	47,064	811,383
Medifast Inc (b)(c)	198	2,017
Niagen Bioscience Inc (b)(c)	1,371	6,046
Nu Skin Enterprises Inc Class A	1,129	8,219
Olaplex Holdings Inc (b)	3,093	6,279
USANA Health Sciences Inc (b)	224	3,913
		1,533,511
Tobacco - 0.6%
Altria Group Inc	41,162	2,716,280
Philip Morris International Inc	38,172	6,311,358
Turning Point Brands Inc	454	39,403
Universal Corp/VA	604	31,831
		9,098,872
TOTAL CONSUMER STAPLES		77,362,063
Energy - 4.0%
Energy Equipment & Services - 0.4%
Archrock Inc	4,251	147,935
Atlas Energy Solutions Inc	1,852	24,298
Baker Hughes Co Class A	24,211	1,478,083
Bristow Group Inc	592	27,759
Cactus Inc Class A	1,648	78,066
Core Laboratories Inc	1,116	18,738
DMC Global Inc (b)(c)	373	1,943
Expro Group Holdings NV (b)	2,381	41,453
Halliburton Co	20,755	809,238
Helix Energy Solutions Group Inc (b)	3,589	35,495
Helmerich & Payne Inc	2,381	85,787
Innovex International Inc (b)	929	22,658
Kodiak Gas Services Inc	1,988	115,940
Liberty Energy Inc Class A	3,879	111,715
Nabors Industries Ltd (b)(c)	348	29,949
Natural Gas Services Group Inc	263	9,926
Noble Corp PLC (c)	3,229	158,447
NOV Inc	9,282	174,594
Oceaneering International Inc (b)	2,386	84,631
Oil States International Inc (b)	1,346	15,667
Patterson-UTI Energy Inc	8,294	89,824
ProPetro Holding Corp (b)	1,915	27,595
Ranger Energy Services Inc Class A	509	8,724
RPC Inc (c)	2,185	15,470
Select Water Solutions Inc Class A	2,350	35,955
SLB Ltd	36,617	1,881,749
Solaris Energy Infrastructure Inc Class A	1,096	61,935
TETRA Technologies Inc (b)	3,199	27,255
Tidewater Inc (b)	1,229	102,683
Transocean Ltd (b)(c)	23,799	157,787
Valaris Ltd (b)	1,645	161,276
Weatherford International PLC	1,809	171,095
		6,213,670
Oil, Gas & Consumable Fuels - 3.6%
Amplify Energy Corp (b)	709	4,424
Antero Midstream Corp	8,021	182,879
Antero Resources Corp (b)	7,288	309,303
APA Corp	8,559	363,244
California Resources Corp	2,079	143,908
Calumet Inc (b)	1,533	55,035
Centrus Energy Corp Class A (b)(c)	420	72,908
Cheniere Energy Inc	5,262	1,493,145
Chevron Corp	46,335	9,586,713
Chord Energy Corp	1,474	209,573
Clean Energy Fuels Corp (b)	4,430	10,986
CNX Resources Corp (b)	3,463	133,499
Comstock Resources Inc (b)(c)	1,892	39,883
ConocoPhillips	30,308	4,000,657
Core Natural Resources Inc	1,225	128,294
Coterra Energy Inc	18,717	657,715
Crescent Energy Co Class A	5,800	78,300
CVR Energy Inc (b)	724	24,363
Delek US Holdings Inc	1,434	64,630
Devon Energy Corp	15,501	780,010
Diamondback Energy Inc	4,603	910,427
Dorian LPG Ltd	883	30,199
DT Midstream Inc	2,506	337,483
EOG Resources Inc	13,288	1,921,046
EQT Corp	15,364	977,765
Excelerate Energy Inc Class A	564	18,849
Expand Energy Corp	5,867	644,079
Exxon Mobil Corp	103,307	17,527,067
FutureFuel Corp	509	1,960
Gevo Inc (b)	5,482	14,966
Granite Ridge Resources Inc (c)	1,710	10,038
Green Plains Inc (b)	1,672	27,504
Gulfport Energy Corp (b)	374	79,127
HF Sinclair Corp	3,742	233,463
HighPeak Energy Inc Class A (c)	552	3,809
International Seaways Inc	972	70,839
Kinder Morgan Inc	47,952	1,607,831
Kinetik Holdings Inc Class A (c)	1,097	53,106
Magnolia Oil & Gas Corp Class A	4,405	139,066
Marathon Petroleum Corp	7,369	1,799,362
Matador Resources Co	2,813	177,725
Murphy Oil Corp	3,549	146,396
New Fortress Energy Inc Class A (b)(c)	2,786	1,644
NextDecade Corp (b)(c)	3,344	25,615
Northern Oil & Gas Inc	2,340	68,398
Occidental Petroleum Corp	17,693	1,150,045
ONEOK Inc	15,438	1,395,441
Ovintiv Inc	6,109	362,630
Par Pacific Holdings Inc (b)	1,210	75,794
PBF Energy Inc Class A	1,967	93,669
Peabody Energy Corp	2,897	95,456
Permian Resources Holdings Inc/DE Class A	17,306	368,964
Phillips 66	9,875	1,799,028
Range Resources Corp	5,930	267,917
REX American Resources Corp (b)	748	34,086
Riley Exploration Permian Inc	241	8,784
Ring Energy Inc (b)	3,204	4,902
Sable Offshore Corp (b)(c)	2,943	48,618
SandRidge Energy Inc	797	12,999
SM Energy Co	2,750	85,745
Summit Midstream Corp Class A (b)	259	7,832
Talos Energy Inc (b)	3,040	47,910
Targa Resources Corp	5,277	1,323,102
Texas Pacific Land Corp	1,424	675,773
Uranium Energy Corp (b)	11,540	155,790
VAALCO Energy Inc	2,581	16,364
Valero Energy Corp	7,484	1,849,147
Viper Energy Inc Class A	4,275	200,882
Vitesse Energy Inc (c)	800	14,528
W&T Offshore Inc	2,543	8,672
Williams Cos Inc/The	29,944	2,179,324
World Kinect Corp	1,339	30,891
		57,481,526
TOTAL ENERGY		63,695,196
Financials - 12.7%
Banks - 3.7%
1st Source Corp	435	30,106
Amalgamated Financial Corp	508	19,746
Amerant Bancorp Inc Class A	930	20,497
Ameris Bancorp	1,530	119,325
Associated Banc-Corp	3,899	100,828
Atlantic Union Bankshares Corp (c)	3,404	121,659
Avidia Bancorp Inc	437	8,596
Axos Financial Inc (b)	1,597	135,889
Banc of California Inc	3,227	56,731
BancFirst Corp	493	53,491
Bancorp Inc/The (b)	1,047	56,255
Bank First Corp	213	28,768
Bank of America Corp	164,496	8,019,180
Bank of Hawaii Corp	951	70,612
Bank of Marin Bancorp	410	10,508
Bank OZK	2,535	116,331
BankUnited Inc	1,791	80,882
Banner Corp	812	49,272
Bar Harbor Bankshares	413	13,402
Beacon Financial Corp	2,001	60,030
BOK Financial Corp	526	67,360
Burke & Herbert Financial Services Corp (c)	324	20,182
Business First Bancshares Inc	708	19,144
Byline Bancorp Inc	771	24,340
California BanCorp	494	8,754
Camden National Corp	426	20,214
Capital Bancorp Inc	250	7,434
Capitol Federal Financial Inc	3,019	21,525
Cathay General Bancorp	1,624	80,973
Central Pacific Financial Corp	667	21,317
Citigroup Inc	43,883	4,976,771
Citizens Financial Group Inc	10,840	650,075
City Holding Co	340	40,637
CNB Financial Corp/PA	689	19,953
Coastal Financial Corp/WA Class A (b)	313	23,819
Columbia Banking System Inc	7,239	198,566
Columbia Financial Inc (b)(c)	664	11,627
Commerce Bancshares Inc/MO	3,095	152,274
Community Financial System Inc	1,260	73,899
Community Trust Bancorp Inc	363	22,041
Connectone Bancorp Inc	1,224	32,766
Cullen/Frost Bankers Inc	1,540	211,103
Customers Bancorp Inc (b)	756	52,474
CVB Financial Corp	3,078	59,682
Dime Community Bancshares Inc	975	32,975
Eagle Bancorp Inc (c)	672	16,713
East West Bancorp Inc	3,449	368,215
Eastern Bankshares Inc	5,245	102,592
Enterprise Financial Services Corp (c)	883	47,779
Equity Bancshares Inc Class A	364	16,165
Esquire Financial Holdings Inc	166	17,845
Farmers National Banc Corp	925	12,173
FB Bancorp Inc (b)	405	5,564
FB Financial Corp	960	49,862
Fifth Third Bancorp	16,395	761,712
Financial Institutions Inc	465	14,745
First Bancorp/Southern Pines NC (c)	990	55,787
First Busey Corp	2,122	53,623
First Business Financial Services Inc	204	11,002
First Citizens BancShares Inc/NC Class A	251	473,050
First Commonwealth Financial Corp	2,501	43,968
First Community Bankshares Inc	451	18,726
First Financial Bancorp	2,358	65,741
First Financial Bankshares Inc	3,113	91,678
First Financial Corp	292	18,454
First Hawaiian Inc	2,957	72,860
First Horizon Corp	12,334	280,722
First Interstate BancSystem Inc Class A	2,147	71,710
First Merchants Corp	1,384	53,602
First Mid Bancshares Inc	534	21,995
Firstsun Capital Bancorp (b)(c)	277	10,099
Five Star Bancorp	417	15,729
Flagstar Financial Inc	7,135	93,968
Flushing Financial Corp	826	12,687
FNB Corp/PA	8,630	144,294
Fulton Financial Corp	4,312	87,706
German American Bancorp Inc	899	37,569
Glacier Bancorp Inc	3,465	154,782
Great Southern Bancorp Inc	201	12,689
Hancock Whitney Corp	1,992	126,671
Hanmi Financial Corp	689	18,162
Heritage Commerce Corp	1,475	18,408
Heritage Financial Corp Wash	816	21,216
Hilltop Holdings Inc	1,019	36,501
Hingham Institution For Savings The	46	13,149
Home BancShares Inc/AR	4,360	117,415
HomeTrust Bancshares Inc	332	14,160
Hope Bancorp Inc	3,086	34,471
Horizon Bancorp Inc/IN	1,216	20,149
Huntington Bancshares Inc/OH	38,789	607,048
Independent Bank Corp	1,184	89,049
Independent Bank Corp/MI	498	16,583
International Bancshares Corp	1,291	86,871
JPMorgan Chase & Co	66,715	19,624,884
Kearny Financial Corp/MD	1,410	10,646
KeyCorp	23,222	465,601
Lakeland Financial Corp	619	35,518
Live Oak Bancshares Inc	828	27,382
M&T Bank Corp	3,821	789,877
Mechanics Bancorp Class A (c)	1,157	17,066
Mercantile Bank Corp	402	20,301
Metropolitan Bank Holding Corp	210	17,491
Mid Penn Bancorp Inc	480	15,437
Midland States Bancorp Inc	516	11,512
National Bank Holdings Corp Class A	906	35,479
NB Bancorp Inc	931	19,616
Nbt Bancorp Inc	1,269	54,034
Nicolet Bankshares Inc	310	46,072
Northeast Bank	197	22,137
Northeast Community Bancorp Inc	279	6,639
Northfield Bancorp Inc	897	12,145
Northrim BanCorp Inc	529	12,104
Northwest Bancshares Inc	3,533	44,834
OceanFirst Financial Corp	1,389	25,058
Old National Bancorp/IN (c)	8,454	186,833
Old Second Bancorp Inc	1,227	24,736
Origin Bancorp Inc	704	29,188
Orrstown Financial Services Inc	477	17,210
Park National Corp	342	55,900
Pathward Financial Inc	543	48,452
Peapack-Gladstone Financial Corp	386	13,591
Peoples Bancorp Inc/OH	849	27,907
Peoples Financial Services Corp	234	12,479
Pinnacle Financial Partners Inc	1,979	170,471
PNC Financial Services Group Inc/The	9,626	2,003,074
Preferred Bank/Los Angeles CA (c)	271	24,577
Prosperity Bancshares Inc (c)	2,276	152,902
Provident Financial Services Inc	3,134	66,315
QCR Holdings Inc	400	34,180
Regions Financial Corp	21,956	573,491
Renasant Corp	2,264	81,798
Republic Bancorp Inc/KY Class A	232	16,368
S&T Bancorp Inc	919	38,442
Seacoast Banking Corp of Florida	2,308	69,909
ServisFirst Bancshares Inc	1,463	106,550
Shore Bancshares Inc	740	13,823
Simmons First National Corp Class A	3,457	67,239
SmartFinancial Inc	348	13,600
Southern Missouri Bancorp Inc	226	14,450
Southside Bancshares Inc	674	20,955
SOUTHSTATE BANK CORP	2,427	224,546
Stellar Bancorp Inc	1,119	40,967
Stock Yards Bancorp Inc	657	43,553
Texas Capital Bancshares Inc (b)	1,086	103,040
TFS Financial Corp	1,250	17,563
Third Coast Bancshares Inc (b)	311	11,765
Tompkins Financial Corp	306	24,125
Towne Bank/Portsmouth VA	1,756	59,125
TriCo Bancshares	769	36,558
Triumph Financial Inc (b)(c)	538	32,097
Truist Financial Corp	31,390	1,442,998
TrustCo Bank Corp NY	440	19,263
Trustmark Corp	1,429	60,218
UMB Financial Corp	1,881	212,158
United Bankshares Inc/WV	3,438	142,402
United Community Bank/SC	2,902	91,384
Unity Bancorp Inc	158	8,189
Univest Financial Corp	672	23,023
US Bancorp	38,115	1,982,361
Valley National Bancorp	11,590	142,325
WaFd Inc	1,882	59,095
Washington Trust Bancorp Inc	483	16,161
Webster Financial Corp	4,040	280,457
Wells Fargo & Co	76,932	6,124,557
WesBanco Inc	2,302	79,396
Westamerica BanCorp	611	31,864
Western Alliance Bancorp	2,663	188,674
Wintrust Financial Corp	1,614	224,249
WSFS Financial Corp	1,300	85,098
Zions Bancorp NA	3,566	205,473
		57,768,629
Capital Markets - 3.1%
Acadian Asset Management Inc	630	34,285
Affiliated Managers Group Inc	675	186,773
Ameriprise Financial Inc	2,279	1,012,788
Ares Management Corp Class A	5,088	555,101
Artisan Partners Asset Management Inc Class A	1,700	61,863
Bank of New York Mellon Corp/The	17,072	2,025,251
BGC Group Inc Class A	8,583	83,942
Blackrock Inc	3,534	3,398,683
Blackstone Inc	18,108	2,082,239
Blue Owl Capital Inc Class A (c)	15,098	137,845
Carlyle Group Inc/The	6,454	312,309
Cboe Global Markets Inc	2,573	723,193
Charles Schwab Corp/The	40,895	3,843,312
CME Group Inc Class A	8,834	2,609,122
Cohen & Steers Inc	662	41,408
Coinbase Global Inc Class A (b)	5,609	979,387
Diamond Hill Investment Group Inc	58	9,981
DigitalBridge Group Inc Class A	3,969	61,202
Donnelley Financial Solutions Inc (b)(c)	634	29,887
Evercore Inc Class A	961	286,868
FactSet Research Systems Inc	941	204,188
Federated Hermes Inc Class B	1,769	100,320
Franklin Resources Inc (c)	7,727	182,512
GCM Grosvenor Inc Class A	1,321	12,946
Goldman Sachs Group Inc/The	7,346	6,214,643
Hamilton Lane Inc Class A	980	97,412
Houlihan Lokey Inc Class A	1,363	195,754
Interactive Brokers Group Inc Class A	10,987	736,898
Intercontinental Exchange Inc	13,968	2,196,887
Invesco Ltd	11,062	268,696
Janus Henderson Group PLC	2,982	153,185
Jefferies Financial Group Inc	3,947	162,893
KKR & Co Inc Class A	16,863	1,559,828
Lazard Inc	2,738	116,310
LPL Financial Holdings Inc	1,974	593,838
MarketAxess Holdings Inc	897	147,987
Miami International Holdings Inc	526	20,472
Moelis & Co Class A	1,771	100,947
Moody's Corp	3,757	1,638,991
Morgan Stanley	29,569	4,866,170
Morningstar Inc	569	96,189
MSCI Inc	1,842	992,856
Nasdaq Inc	11,075	940,157
Northern Trust Corp	4,671	651,931
Open Lending Corp (b)	2,768	3,459
Oppenheimer Holdings Inc Class A	140	12,487
Perella Weinberg Partners Class A	1,565	28,420
Piper Sandler Cos	1,592	121,868
PJT Partners Inc Class A	582	81,317
Raymond James Financial Inc	4,356	630,705
Ridgepost Capital Inc Class A	1,509	10,955
Robinhood Markets Inc Class A (b)	19,323	1,339,084
S&P Global Inc	7,595	3,230,457
SEI Investments Co	2,240	175,773
State Street Corp	6,892	872,252
StepStone Group Inc Class A	1,735	82,794
Stifel Financial Corp	3,801	280,970
StoneX Group Inc (b)	1,683	135,734
T Rowe Price Group Inc	5,354	482,610
TPG Inc Class A	3,311	134,129
Tradeweb Markets Inc Class A	2,889	339,920
Victory Capital Holdings Inc Class A (c)	1,150	75,302
Virtu Financial Inc Class A	1,902	83,650
Virtus Invt Partners Inc	155	20,824
WisdomTree Inc	2,759	40,171
		48,910,330
Consumer Finance - 0.6%
Ally Financial Inc	6,963	273,158
American Express Co	13,159	3,980,334
Atlanticus Holdings Corp (b)(c)	143	7,503
Bread Financial Holdings Inc	1,091	81,705
Capital One Financial Corp	15,585	2,843,172
Credit Acceptance Corp (b)(c)	148	62,672
Dave Inc Class A (b)	265	46,134
Encore Capital Group Inc (b)	521	36,533
Enova International Inc (b)	669	90,870
EZCORP Inc Class A (b)(c)	1,456	36,953
FirstCash Holdings Inc	980	184,240
Green Dot Corp Class A (b)	1,203	13,498
Jefferson Capital Inc	240	4,615
LendingClub Corp (b)	2,751	39,394
Lendingtree Inc (b)	270	11,578
Navient Corp	1,612	13,186
Nelnet Inc Class A	335	43,202
NerdWallet Inc Class A (b)	861	8,937
OneMain Holdings Inc	2,843	152,072
Oportun Financial Corp (b)	1,089	5,020
PRA Group Inc (b)	893	15,628
PROG Holdings Inc	1,005	28,833
SLM Corp	4,847	103,774
SoFi Technologies Inc Class A (b)	31,383	498,362
Synchrony Financial	8,931	607,487
Upstart Holdings Inc (b)(c)	2,040	52,326
World Acceptance Corp (b)	66	8,913
		9,250,099
Financial Services - 3.4%
Affirm Holdings Inc Class A (b)	7,200	329,904
Alerus Financial Corp	613	14,534
Apollo Global Management Inc	11,432	1,273,753
Berkshire Hathaway Inc Class B (b)	44,900	21,516,080
Block Inc Class A (b)	13,502	812,550
Cannae Holdings Inc (c)	1,062	12,075
Cantaloupe Inc (b)	1,417	15,318
Cass Information Systems Inc	297	13,074
Corebridge Financial Inc	6,453	153,969
Corpay Inc (b)	1,730	503,413
Enact Holdings Inc	714	29,138
Equitable Holdings Inc	7,251	269,085
Essent Group Ltd	2,474	144,581
Euronet Worldwide Inc (b)(c)	961	63,782
Federal Agricultural Mortgage Corp Class C	225	33,379
Fidelity National Information Services Inc	12,810	600,917
Fiserv Inc (b)	13,259	739,852
Flywire Corp (b)	2,589	30,136
Global Payments Inc	5,846	393,436
HA Sustainable Infrastructure Capital Inc	3,074	112,970
International Money Express Inc (b)	732	11,566
Jack Henry & Associates Inc	1,802	284,788
Jackson Financial Inc	1,642	173,592
loanDepot Inc Class A (b)(c)	2,359	3,349
Marqeta Inc Class A (b)	9,181	37,458
Mastercard Inc Class A	20,071	10,028,676
Merchants Bancorp/IN (c)	688	29,522
MGIC Investment Corp	5,722	150,203
NCR Atleos Corp (b)	1,986	86,550
NewtekOne Inc	660	7,227
NMI Holdings Inc (b)(c)	1,837	68,906
Onity Group Inc (b)	156	6,126
Paymentus Holdings Inc Class A (b)	1,210	30,734
Payoneer Global Inc (b)	6,994	33,781
PayPal Holdings Inc	23,009	1,040,697
PennyMac Financial Services Inc	694	60,656
Radian Group Inc	3,531	116,805
Remitly Global Inc (b)	4,097	64,200
Repay Holdings Corp Class A (b)	1,775	4,615
Rocket Cos Inc Class A (b)	23,893	340,475
Sezzle Inc (b)(c)	411	26,012
Shift4 Payments Inc Class A (b)(c)	1,608	70,318
Toast Inc Class A (b)	11,670	309,372
UWM Holdings Corp Class A	5,718	20,699
Velocity Financial Inc (b)	196	3,545
Visa Inc Class A	41,332	12,492,184
Voya Financial Inc	2,423	165,539
Walker & Dunlop Inc	816	36,214
Western Union Co/The (c)	7,630	66,610
WEX Inc (b)	829	126,870
		52,959,235
Insurance - 1.8%
Abacus Global Management Inc Class A (c)	778	6,131
AFLAC Inc	11,530	1,264,956
Allstate Corp/The	6,408	1,328,635
American Coastal Insurance Corp	643	7,234
American Financial Group Inc/OH	1,666	212,765
American Integrity Insurance Group Inc	163	3,143
American International Group Inc	13,241	996,385
Amerisafe Inc	467	15,565
Aon PLC	5,269	1,700,728
Arch Capital Group Ltd (b)	8,878	852,199
Arthur J Gallagher & Co	6,315	1,367,703
Assurant Inc	1,247	271,609
Assured Guaranty Ltd	1,033	84,169
Axis Capital Holdings Ltd	1,856	188,217
Baldwin Insurance Group Inc/The Class A (b)	1,711	37,539
Bowhead Specialty Holdings Inc (b)	405	9,084
Brighthouse Financial Inc (b)	1,363	81,616
Brown & Brown Inc	7,301	476,098
Chubb Ltd	8,929	2,910,230
Cincinnati Financial Corp	3,855	606,584
CNO Financial Group Inc	2,274	93,370
Donegal Group Inc Class A	407	6,992
eHealth Inc (b)	559	721
Employers Holdings Inc	535	22,010
Erie Indemnity Co Class A	613	154,053
Everest Group Ltd	1,038	339,270
F&G Annuities & Life Inc	524	13,268
Fidelity National Financial Inc	6,323	293,261
First American Financial Corp	2,584	155,789
Genworth Financial Inc Class A (b)	9,516	77,270
Globe Life Inc	1,984	276,113
Goosehead Insurance Inc Class A (b)	590	25,169
Hanover Insurance Group Inc/The	857	148,561
Hartford Insurance Group Inc/The	6,810	920,916
HCI Group Inc	257	39,735
Heritage Insurance Holdings Inc (b)	532	13,965
Hippo Holdings Inc (b)	481	12,535
Horace Mann Educators Corp	976	41,656
Investors Title Co	38	8,259
James River Group Holdings Inc (c)	1,018	6,413
Kemper Corp	1,402	42,845
Kinsale Capital Group Inc	532	181,763
Lemonade Inc (b)(c)	1,535	96,214
Lincoln National Corp	4,041	143,456
Loews Corp	4,151	443,078
Markel Group Inc (b)	311	595,276
Marsh & McLennan Cos Inc	11,996	2,080,706
MBIA Inc (b)(c)	1,157	6,838
Mercury General Corp	639	56,328
MetLife Inc	13,572	959,812
Octave Specialty Group Inc (b)	1,000	4,650
Old Republic International Corp	5,697	227,310
Oscar Health Inc Class A (b)	5,184	59,460
Palomar Hldgs Inc (b)	722	86,279
Primerica Inc	801	200,634
Principal Financial Group Inc	4,904	441,899
ProAssurance Corp (b)	1,209	29,886
Progressive Corp/The	14,363	2,847,321
Prudential Financial Inc	8,581	838,278
Reinsurance Group of America Inc	1,618	330,331
RLI Corp	2,195	125,203
Root Inc/OH Class A (b)(c)	334	14,753
Ryan Specialty Holdings Inc Class A (c)	2,714	91,570
Safety Insurance Group Inc	362	26,296
Selective Insurance Group Inc	1,611	121,453
Selectquote Inc (b)	3,079	1,938
SiriusPoint Ltd (b)	2,481	53,441
Skyward Specialty Insurance Group Inc (b)	901	39,356
Slide Insurance Holdings Inc (b)(c)	567	10,206
Stewart Information Services Corp	671	41,320
Tiptree Inc Class A	566	9,577
Travelers Companies Inc/The	5,441	1,587,031
Trupanion Inc (b)	791	20,258
TWFG Inc Class A (b)	353	6,492
United Fire Group Inc	533	19,753
Universal Insurance Holdings Inc	668	22,819
Unum Group	3,701	270,284
W R Berkley Corp	7,454	494,051
White Mountains Insurance Group Ltd	59	129,621
Willis Towers Watson PLC	2,353	684,017
		28,511,719
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	2,051	15,095
AGNC Investment Corp (c)	26,706	267,861
Annaly Capital Management Inc	16,741	354,073
Apollo Commercial Real Estate Finance Inc	3,063	32,345
Arbor Realty Trust Inc (c)	4,706	36,283
Ares Commercial Real Estate Corp (c)	1,365	6,552
ARMOUR Residential REIT Inc	2,683	44,752
Blackstone Mortgage Trust Inc Class A (c)	3,789	72,559
Brightspire Capital Inc Class A	3,175	17,780
Chimera Investment Corp	1,963	24,636
Claros Mortgage Trust Inc (b)(c)	3,255	7,747
Dynex Capital Inc	3,507	44,749
Ellington Financial Inc (c)	2,536	30,052
Franklin BSP Realty Trust Inc (c)	2,012	17,082
Invesco Mortgage Capital Inc (c)	1,726	13,946
Kkr Real Estate Finance Trust Inc (c)	1,571	9,615
Ladder Capital Corp Class A	2,649	25,881
MFA Financial Inc	2,509	24,036
Orchid Island Capital Inc (c)	4,030	28,331
Pennymac Mortgage Investment Trust	2,112	24,626
Ready Capital Corp (c)	3,934	6,373
Redwood Trust Inc	2,973	16,679
Rithm Capital Corp	13,219	125,316
Starwood Property Trust Inc (c)	8,896	153,189
TPG Mortgage Investment Trust Inc	774	5,658
TPG RE Finance Trust Inc	1,898	14,823
Two Harbors Investment Corp	2,535	28,950
		1,448,989
TOTAL FINANCIALS		198,849,001
Health Care - 9.8%
Biotechnology - 2.4%
4D Molecular Therapeutics Inc (b)(c)	1,033	9,617
AbbVie Inc	43,333	9,424,494
Abeona Therapeutics Inc (b)(c)	1,123	5,031
Absci Corp (b)	3,020	9,060
ACADIA Pharmaceuticals Inc (b)	2,970	66,112
ADMA Biologics Inc (b)	5,674	51,123
Agios Pharmaceuticals Inc (b)	1,389	46,990
Akebia Therapeutics Inc (b)	6,103	8,483
Alector Inc (b)	2,538	5,457
Alkermes PLC (b)	4,289	151,659
Allogene Therapeutics Inc (b)(c)	3,917	9,557
Alnylam Pharmaceuticals Inc (b)	3,246	1,074,004
Altimmune Inc (b)(c)	2,587	7,968
Amgen Inc	13,209	4,647,587
Amicus Therapeutics Inc (b)	7,358	106,397
AnaptysBio Inc (b)	473	26,233
Anavex Life Sciences Corp (b)(c)	1,947	5,977
Anika Therapeutics Inc (b)	292	4,234
Annexon Inc (b)(c)	3,206	17,761
Apellis Pharmaceuticals Inc (b)(c)	2,447	98,443
Apogee Therapeutics Inc (b)	1,160	97,637
Arbutus Biopharma Corp (b)	3,659	16,466
Arcellx Inc (b)	1,043	119,757
Arcturus Therapeutics Holdings Inc (b)(c)	716	5,528
Arcus Biosciences Inc (b)	2,036	43,978
Arcutis Biotherapeutics Inc (b)	2,672	62,952
Ardelyx Inc (b)	5,883	35,239
ArriVent Biopharma Inc (b)	762	17,579
Arrowhead Pharmaceuticals Inc (b)	3,312	207,662
ARS Pharmaceuticals Inc (b)(c)	1,502	12,061
Atrium Therapeutics Inc	340	4,546
aTyr Pharma Inc (b)	2,051	1,599
Aura Biosciences Inc (b)(c)	1,320	8,831
Avita Medical Inc (b)(c)	902	3,337
Beam Therapeutics Inc (b)	2,356	56,143
Bicara Therapeutics Inc (b)	730	14,520
BioCryst Pharmaceuticals Inc (b)	4,938	47,010
Biogen Inc (b)	3,635	666,405
Biohaven Ltd (b)	2,722	23,028
BioMarin Pharmaceutical Inc (b)	4,826	272,621
Bridgebio Pharma Inc (b)	4,084	303,278
C4 Therapeutics Inc (b)	2,206	5,802
Candel Therapeutics Inc (b)	850	4,165
Capricor Therapeutics Inc (b)(c)	1,099	33,410
Cardiff Oncology Inc (b)(c)	1,854	3,003
CareDx Inc (b)	1,261	21,891
Carisma Therapeutics Inc rights (b)(d)	1,904	0
Cartesian Therapeutics Inc rights (b)(d)	1,985	575
Catalyst Pharmaceuticals Inc (b)	2,757	68,263
Celcuity Inc (b)	861	98,275
Celldex Therapeutics Inc (b)	1,700	53,924
CG oncology Inc (b)	1,636	110,724
Cogent Biosciences Inc (b)	3,664	141,027
Coherus Oncology Inc (b)	2,789	4,713
Compass Therapeutics Inc (b)(c)	3,650	19,309
Corvus Pharmaceuticals Inc (b)(c)	1,666	24,374
Cullinan Therapeutics Inc (b)	1,216	17,279
Cytokinetics Inc (b)(c)	3,152	207,748
Day One Biopharmaceuticals Inc (b)	1,802	38,635
Denali Therapeutics Inc (b)	3,531	67,795
Dianthus Therapeutics Inc (b)	706	59,248
Disc Medicine Inc (b)(c)	755	48,275
Dyne Therapeutics Inc (b)	3,435	62,277
Editas Medicine Inc (b)	2,285	5,644
Emergent BioSolutions Inc (b)(c)	1,290	10,707
Enanta Pharmaceuticals Inc (b)	616	7,780
Entrada Therapeutics Inc (b)(c)	514	6,487
Erasca Inc (b)	5,155	83,408
Exelixis Inc (b)	6,676	286,334
Geron Corp (b)	12,786	19,051
Gilead Sciences Inc	30,442	4,242,702
Gossamer Bio Inc (b)(c)	4,901	1,609
GRAIL Inc (b)	708	36,589
Halozyme Therapeutics Inc (b)	2,953	190,852
Heron Therapeutics Inc (b)(c)	4,372	3,498
Humacyte Inc Class A (b)(c)	4,026	2,443
Ideaya Biosciences Inc (b)	2,091	69,672
ImmunityBio Inc (b)(c)	7,268	55,746
Immunome Inc (b)	2,476	54,150
Immunovant Inc (b)	1,825	45,333
Incyte Corp (b)	4,082	384,198
Insmed Inc (b)	5,273	862,241
Intellia Therapeutics Inc (b)(c)	2,765	35,447
Ionis Pharmaceuticals Inc (b)	3,900	292,851
Iovance Biotherapeutics Inc (b)	7,965	27,957
Ironwood Pharmaceuticals Inc Class A (b)	3,417	11,994
Janux Therapeutics Inc (b)	1,104	15,346
KalVista Pharmaceuticals Inc (b)(c)	936	18,842
Keros Therapeutics Inc (b)	466	5,145
Kodiak Sciences Inc (b)	943	35,947
Korro Bio Inc (b)(c)	149	1,687
Krystal Biotech Inc (b)	622	160,675
Kura Oncology Inc (b)	2,075	16,870
Kymera Therapeutics Inc (b)	1,451	120,854
Madrigal Pharmaceuticals Inc (b)	469	245,507
MannKind Corp (b)	7,328	17,954
MiMedx Group Inc (b)	2,892	11,423
Mineralys Therapeutics Inc (b)	1,322	35,813
Mirum Pharmaceuticals Inc (b)	1,051	97,091
Moderna Inc (b)	8,607	437,236
Monte Rosa Therapeutics Inc (b)	1,241	20,414
Myriad Genetics Inc (b)	2,308	10,386
Natera Inc (b)	3,412	682,366
Neurocrine Biosciences Inc (b)	2,479	326,583
Neurogene Inc (b)	224	4,516
Nkarta Inc (b)	1,170	2,469
Novavax Inc (b)(c)	3,836	31,225
Nurix Therapeutics Inc (b)(c)	2,273	35,232
Nuvalent Inc Class A (b)	1,406	144,045
Ocugen Inc (b)(c)	7,448	13,481
Olema Pharmaceuticals Inc (b)	965	14,388
OmniAb Operations Inc (b)(d)	93	43
OmniAb Operations Inc (b)(d)	93	31
Organogenesis Holdings Inc Class A (b)	1,691	4,008
ORIC Pharmaceuticals Inc (b)(c)	1,895	24,010
PDL BioPharma Inc (b)(d)	644	0
Perspective Therapeutics Inc (b)(c)	1,729	7,210
Praxis Precision Medicines Inc (b)(c)	591	190,414
Precigen Inc (b)(c)	4,216	16,316
Prime Medicine Inc (b)(c)	2,617	9,107
Protagonist Therapeutics Inc (b)	1,410	148,614
PTC Therapeutics Inc (b)	1,923	131,014
Puma Biotechnology Inc (b)	929	5,936
Recursion Pharmaceuticals Inc Class A (b)(c)	12,289	37,727
Regeneron Pharmaceuticals Inc	2,478	1,914,602
REGENXBIO Inc (b)	1,153	9,662
Relay Therapeutics Inc (b)	3,161	31,452
Replimune Group Inc (b)	1,701	13,013
Revolution Medicines Inc (b)	4,503	437,917
Rezolute Inc (b)(c)	1,820	5,551
Rhythm Pharmaceuticals Inc (b)	1,469	127,759
Rigel Pharmaceuticals Inc (b)	424	11,465
Rocket Pharmaceuticals Inc (b)(c)	1,959	7,013
Roivant Sciences Ltd (b)	10,576	292,955
Sana Biotechnology Inc (b)	3,880	11,174
Sangamo Therapeutics Inc (b)(c)	7,828	1,933
Sarepta Therapeutics Inc (b)	2,502	54,444
Savara Inc (b)	3,248	17,734
Scholar Rock Holding Corp (b)	2,021	99,352
Seres Therapeutics Inc (b)	187	1,659
Soleno Therapeutics Inc (b)	1,167	39,071
Spyre Therapeutics Inc (b)(c)	1,629	82,167
Stoke Therapeutics Inc (b)	1,228	39,984
Summit Therapeutics Inc (b)	3,554	67,384
Syndax Pharmaceuticals Inc (b)	2,049	47,865
Tango Therapeutics Inc (b)	2,345	49,057
Taysha Gene Therapies Inc (b)	5,370	24,004
Tectonic Therapeutic Inc (b)(c)	232	7,171
TG Therapeutics Inc (b)	3,259	108,264
Travere Therapeutics Inc (b)	2,134	63,401
Twist Bioscience Corp (b)(c)	1,441	68,476
Tyra Biosciences Inc (b)(c)	575	22,023
Ultragenyx Pharmaceutical Inc (b)	2,297	48,122
United Therapeutics Corp (b)	1,064	630,931
Upstream Bio Inc (b)	828	7,452
Vanda Pharmaceuticals Inc (b)	1,462	10,102
Vaxcyte Inc (b)	3,001	174,388
Vera Therapeutics Inc Class A (b)	1,538	61,874
Veracyte Inc (b)	1,877	60,458
Verastem Inc (b)	1,495	7,924
Vericel Corp (b)	1,223	39,344
Vertex Pharmaceuticals Inc (b)	6,231	2,782,391
Viking Therapeutics Inc (b)	2,683	87,305
Vir Biotechnology Inc (b)	2,346	21,020
Viridian Therapeutics Inc (b)	2,026	39,629
Voyager Therapeutics Inc (b)	1,266	4,887
Xencor Inc (b)	1,713	20,659
		36,356,732
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	42,592	4,372,921
Accuray Inc Del (b)	2,208	856
Align Technology Inc (b)	1,659	284,402
Alphatec Holdings Inc (b)	2,729	29,692
AngioDynamics Inc (b)	929	10,563
Artivion Inc (b)	997	36,510
AtriCure Inc (b)	1,190	33,951
Avanos Medical Inc (b)	1,389	19,460
Axogen Inc (b)	1,103	36,542
Baxter International Inc	12,390	208,152
Becton Dickinson & Co	7,031	1,105,484
Bioventus Inc (b)	1,041	9,504
Boston Scientific Corp (b)	36,331	2,279,770
Butterfly Network Inc Class A (b)	4,919	19,873
Ceribell Inc (b)	497	9,110
Cerus Corp (b)	4,606	8,383
ClearPoint Neuro Inc (b)(c)	659	5,997
CONMED Corp	744	26,308
Cooper Cos Inc/The (b)	4,896	350,064
CVRx Inc (b)(c)	310	2,932
Delcath Systems Inc (b)(c)	693	6,431
DENTSPLY SIRONA Inc	4,784	55,494
Dexcom Inc (b)	9,597	602,692
Edwards Lifesciences Corp (b)	14,255	1,141,540
Electromed Inc (b)	189	4,424
Embecta Corp	1,423	12,579
Enovis Corp (b)	1,386	31,532
Envista Holdings Corp (b)	3,929	99,679
GE HealthCare Technologies Inc	11,209	797,857
Glaukos Corp (b)	1,383	148,894
Globus Medical Inc Class A (b)	2,684	231,253
Haemonetics Corp (b)	1,118	63,010
Hologic Inc (b)	5,476	413,931
ICU Medical Inc (b)	656	84,722
IDEXX Laboratories Inc (b)	1,958	1,100,181
Inogen Inc (b)	683	4,221
Inspire Medical Systems Inc (b)	632	32,599
Insulet Corp (b)	1,739	364,912
Integer Holdings Corp (b)	838	73,744
Integra LifeSciences Holdings Corp (b)	1,604	15,110
Intuitive Surgical Inc (b)	8,691	4,006,464
iRadimed Corp	188	18,097
iRhythm Technologies Inc (b)	771	90,993
Lantheus Holdings Inc (b)	1,718	130,310
LeMaitre Vascular Inc	502	54,803
LivaNova PLC (b)	1,468	93,306
Masimo Corp (b)	1,090	193,878
Medline Inc Class A	5,368	238,876
Medtronic PLC	31,387	2,719,684
Merit Medical Systems Inc (b)	1,434	98,846
Neogen Corp (b)	5,192	48,234
NeuroPace Inc (b)	564	7,417
Novocure Ltd (b)	2,438	26,574
Omnicell Inc (b)	1,070	35,717
OraSure Technologies Inc (b)(c)	1,843	5,529
Orthofix Medical Inc (b)	899	10,312
OrthoPediatrics Corp (b)	542	8,602
Penumbra Inc (b)	969	318,191
PROCEPT BioRobotics Corp (b)	1,337	33,438
Pulse Biosciences Inc (b)(c)	394	8,506
QuidelOrtho Corp (b)	1,606	26,387
ResMed Inc	3,585	804,761
RxSight Inc (b)	874	5,384
Senseonics Holdings Inc (b)(c)	821	5,468
SI-BONE Inc (b)	883	11,152
Solventum Corp (b)	3,664	239,259
STAAR Surgical Co (b)	1,191	22,272
STERIS PLC	2,416	534,250
Stryker Corp	8,419	2,766,399
Tactile Systems Technology Inc (b)	537	14,032
Tandem Diabetes Care Inc (b)	1,621	31,075
Teleflex Inc	1,136	135,877
TransMedics Group Inc (b)	814	80,920
Treace Medical Concepts Inc (b)	927	1,241
UFP Technologies Inc (b)(c)	185	35,816
Utah Medical Products Inc	67	4,153
Varex Imaging Corp (b)	994	10,546
Zimmer Biomet Holdings Inc	4,866	439,984
		27,452,032
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc (b)	2,213	51,762
Accendra Health Inc (b)(c)	1,520	3,466
AdaptHealth Corp (b)	2,563	30,500
Addus HomeCare Corp (b)	436	40,831
agilon health Inc (b)	319	2,523
Alignment Healthcare Inc (b)	3,491	61,511
AMN Healthcare Services Inc (b)	949	17,405
Astrana Health Inc (b)	1,049	25,721
Aveanna Healthcare Holdings Inc (b)	1,639	10,555
BrightSpring Health Services Inc (b)	2,714	115,644
Brookdale Senior Living Inc (b)	5,654	77,347
Cardinal Health Inc	5,826	1,231,092
Castle Biosciences Inc (b)	698	17,136
Cencora Inc	4,750	1,492,165
Centene Corp (b)	11,560	378,474
Chemed Corp	338	127,676
Cigna Group/The	6,563	1,750,680
Clover Health Investments Corp Class A (b)(c)	9,537	16,785
Community Health Systems Inc (b)	2,930	8,614
Concentra Group Holdings Parent Inc	2,840	60,918
CorVel Corp (b)	748	40,878
Cross Country Healthcare Inc (b)	713	6,702
CVS Health Corp	31,154	2,237,481
DaVita Inc (b)	841	129,253
DocGo Inc Class A (b)	1,936	1,218
Elevance Health Inc	5,461	1,598,708
Encompass Health Corp	2,419	233,990
Enhabit Inc (b)	1,208	17,021
Ensign Group Inc/The	1,430	288,145
Fulgent Genetics Inc (b)	465	7,394
GeneDx Holdings Corp Class A (b)	507	32,560
Guardant Health Inc (b)	3,213	296,785
Guardian Pharmacy Services Inc Class A (b)	474	17,851
HCA Healthcare Inc	3,918	1,854,154
HealthEquity Inc (b)	2,057	171,903
Henry Schein Inc (b)	2,510	184,987
Hims & Hers Health Inc Class A (b)(c)	4,989	103,572
Hinge Health Inc Class A (b)	353	13,612
Humana Inc	2,964	513,928
Labcorp Holdings Inc	2,042	544,826
LifeStance Health Group Inc (b)	4,264	27,162
McKesson Corp	3,025	2,617,715
Molina Healthcare Inc (b)	1,238	165,025
National HealthCare Corp	294	46,952
National Research Corp Class A	298	5,060
NeoGenomics Inc (b)	3,121	23,158
OPKO Health Inc (b)	9,880	11,263
Option Care Health Inc (b)	4,099	110,345
PACS Group Inc (b)	1,044	33,533
Pediatrix Medical Group Inc (b)	1,985	42,459
Pennant Group Inc/The (b)	828	25,237
Privia Health Group Inc (b)	2,769	56,958
Progyny Inc (b)	1,917	32,551
Quest Diagnostics Inc	2,735	536,005
RadNet Inc (b)	1,662	92,889
Select Medical Holdings Corp	2,650	43,169
Sonida Senior Living Inc (b)	169	5,450
Strata Critical Medical Inc (b)(c)	493	2,061
Surgery Partners Inc (b)(c)	1,824	21,742
Talkspace Inc Class A (b)	3,383	17,507
Tenet Healthcare Corp (b)	2,164	408,368
UnitedHealth Group Inc	22,211	6,010,075
Universal Health Services Inc Class B	1,329	237,851
US Physical Therapy Inc	364	27,285
		24,415,593
Health Care Technology - 0.1%
Certara Inc (b)(c)	2,925	16,673
Claritev Corp Class A (b)(c)	195	3,186
Definitive Healthcare Corp Class A (b)	1,083	1,332
Doximity Inc Class A (b)	3,277	76,355
Evolent Health Inc Class A (b)	2,701	6,158
GoodRx Holdings Inc Class A (b)(c)	2,448	4,798
Health Catalyst Inc (b)(c)	1,582	2,009
HealthStream Inc	541	11,204
HeartFlow Inc (b)	425	10,340
LifeMD Inc (b)(c)	812	2,931
OptimizeRx Corp (b)(c)	382	2,399
Phreesia Inc (b)	1,350	11,313
Schrodinger Inc/United States (b)(c)	1,340	15,222
Simulations Plus Inc (b)(c)	422	4,988
Teladoc Health Inc (b)(c)	4,276	23,304
TruBridge Inc (b)	263	3,850
Veeva Systems Inc Class A (b)	3,744	657,672
Waystar Holding Corp (b)(c)	2,729	65,796
		919,530
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	2,784	59,104
Adaptive Biotechnologies Corp (b)	2,808	38,975
Agilent Technologies Inc	6,992	796,948
Avantor Inc (b)	17,394	136,369
Azenta Inc (b)	976	20,623
Bio-Rad Laboratories Inc Class A (b)	434	120,978
Bio-Techne Corp	3,930	205,382
BioLife Solutions Inc (b)	913	17,420
Bruker Corp	2,655	95,899
Charles River Laboratories International Inc (b)	1,184	204,240
Codexis Inc (b)	1,773	2,889
CryoPort Inc (b)	1,175	9,729
Cytek Biosciences Inc (b)	2,569	11,227
Danaher Corp	15,413	2,922,305
Fortrea Holdings Inc (b)	2,192	20,649
Ginkgo Bioworks Holdings Inc Class A (b)(c)	1,077	6,602
Illumina Inc (b)	3,769	464,567
IQVIA Holdings Inc (b)	4,194	715,245
Lifecore Biomedical Inc (b)(c)	894	3,326
Maravai LifeSciences Holdings Inc Class A (b)	2,939	8,317
MaxCyte Inc (b)	2,235	1,569
Medpace Holdings Inc (b)	535	256,902
Mesa Laboratories Inc	133	11,760
Mettler-Toledo International Inc (b)	502	633,122
OmniAb Inc (b)	2,836	4,453
Pacific Biosciences of California Inc (b)(c)	6,977	9,210
Personalis Inc (b)	1,346	8,574
Quanterix Corp (b)	996	3,506
Quantum-Si Inc Class A (b)(c)	3,910	3,025
Repligen Corp (b)	1,269	149,514
Revvity Inc	2,735	239,613
Sotera Health Co (b)	4,950	70,983
Standard BioTools Inc (b)	7,294	6,705
Thermo Fisher Scientific Inc	9,204	4,524,042
Waters Corp (b)	2,426	722,463
West Pharmaceutical Services Inc	1,773	444,385
		12,950,620
Pharmaceuticals - 3.3%
Aclaris Therapeutics Inc (b)	2,303	8,636
Alumis Inc (b)	1,463	32,230
Amneal Intermediate Inc Class A (b)	4,053	50,379
Amphastar Pharmaceuticals Inc (b)(c)	824	16,142
Amylyx Pharmaceuticals Inc (b)	1,994	27,717
ANI Pharmaceuticals Inc (b)	431	33,144
Aquestive Therapeutics Inc (b)(c)	2,122	8,806
Arvinas Inc (b)	1,537	16,292
Axsome Therapeutics Inc (b)	1,014	171,386
Bristol-Myers Squibb Co	49,974	3,030,923
Collegium Pharmaceutical Inc (b)	756	25,001
Corcept Therapeutics Inc (b)	2,247	90,577
CorMedix Inc (b)(c)	1,708	11,597
Crinetics Pharmaceuticals Inc (b)	2,266	82,301
Definium Therapeutics Inc (b)	2,352	44,453
Edgewise Therapeutics Inc (b)	1,770	55,755
Elanco Animal Health Inc (b)	12,379	296,229
Eli Lilly & Co	19,470	17,907,922
Enliven Therapeutics Inc (b)	1,083	42,454
Esperion Therapeutics Inc (b)	5,707	15,637
Evolus Inc (b)	1,488	6,116
EyePoint Inc (b)	1,858	23,950
Fulcrum Therapeutics Inc (b)	1,152	8,836
Harmony Biosciences Holdings Inc (b)	937	26,245
Harrow Inc (b)(c)	787	27,750
Innoviva Inc (b)	1,700	39,610
Jazz Pharmaceuticals PLC (b)	1,514	286,222
Johnson & Johnson	59,047	14,433,449
LENZ Therapeutics Inc (b)(c)	539	4,932
Lexicon Pharmaceuticals Inc (b)	4,672	7,288
Ligand Pharmaceuticals Inc (b)	524	104,617
Liquidia Corp (b)	1,641	61,931
Merck & Co Inc	60,873	7,322,413
Nektar Therapeutics (b)	485	34,896
Nuvation Bio Inc Class A (b)	5,691	24,414
Ocular Therapeutix Inc (b)	4,071	34,481
Omeros Corp (b)(c)	1,692	17,868
Organon & Co	6,214	37,222
Pacira BioSciences Inc (b)	1,014	22,916
Perrigo Co PLC	3,301	35,453
Pfizer Inc	139,536	3,918,171
Phathom Pharmaceuticals Inc (b)(c)	1,040	11,554
Phibro Animal Health Corp Class A	490	27,102
Prestige Consumer Healthcare Inc (b)	1,149	68,101
Royalty Pharma PLC Class A	9,309	446,553
Septerna Inc (b)	523	12,568
SIGA Technologies Inc	962	5,147
Supernus Pharmaceuticals Inc (b)	1,548	80,016
Tarsus Pharmaceuticals Inc (b)	933	65,450
Terns Pharmaceuticals Inc (b)	2,057	108,445
Theravance Biopharma Inc (b)(c)	886	14,380
Third Harmonic Bio Inc (b)(d)	456	0
Trevi Therapeutics Inc (b)	2,480	29,586
Viatris Inc	28,743	388,318
WaVe Life Sciences Ltd (b)	3,452	25,027
Xeris Biopharma Holdings Inc (b)	3,992	23,154
Xeris Biopharma Holdings Inc rights (b)(d)	400	0
Zevra Therapeutics Inc (b)	1,292	12,041
Zoetis Inc Class A	10,833	1,280,569
		51,044,372
TOTAL HEALTH CARE		153,138,879
Industrials - 10.1%
Aerospace & Defense - 2.4%
AAR Corp (b)	1,022	111,868
AeroVironment Inc (b)(c)	765	140,033
AerSale Corp (b)	845	5,256
AIRO Group Holdings Inc (b)(c)	249	1,893
Archer Aviation Inc Class A (b)(c)	14,692	75,958
Astronics Corp (b)	755	50,381
ATI Inc (b)	3,338	485,545
Axon Enterprise Inc (b)	1,939	823,474
Boeing Co (b)	19,194	3,820,182
BWX Technologies Inc	2,260	462,147
Byrna Technologies Inc (b)	472	4,333
Cadre Holdings Inc	675	20,709
Carpenter Technology Corp	1,226	483,228
Curtiss-Wright Corp	912	621,181
Ducommun Inc (b)	329	40,138
FTAI Aviation Ltd	2,518	616,910
GE Aerospace	25,850	7,335,455
General Dynamics Corp	6,199	2,127,621
HEICO Corp	1,036	284,071
HEICO Corp Class A	1,837	387,773
Hexcel Corp	1,906	154,253
Howmet Aerospace Inc	9,861	2,272,566
Huntington Ingalls Industries Inc	968	367,743
Intuitive Machines Inc Class A (b)(c)	2,677	49,685
Kratos Defense & Security Solutions Inc (b)(c)	4,180	294,732
L3Harris Technologies Inc	4,595	1,585,964
Leonardo DRS Inc	1,846	82,184
Loar Holdings Inc (b)(c)	851	48,754
Lockheed Martin Corp	4,987	3,014,093
Mercury Systems Inc (b)	1,379	100,543
Moog Inc Class A	684	200,166
National Presto Industries Inc (c)	125	17,133
Northrop Grumman Corp	3,287	2,242,523
Red Cat Holdings Inc (b)(c)	2,508	32,830
Redwire Corp Class A (b)	1,854	15,759
Rocket Lab Corp	11,574	743,282
RTX Corp	32,836	6,334,064
StandardAero Inc (b)(c)	3,358	86,737
Textron Inc	4,329	379,047
TransDigm Group Inc	1,379	1,598,206
V2X Inc (b)	482	33,017
Virgin Galactic Holdings Inc Class A (b)(c)	1,535	3,730
Voyager Technologies Inc Class A (c)	309	7,228
VSE Corp (c)	603	111,193
Woodward Inc	1,473	527,216
		38,200,804
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2,891	480,108
Expeditors International of Washington Inc	3,283	470,224
FedEx Corp	5,321	1,895,234
Forward Air Corp Class A (b)	528	8,823
GXO Logistics Inc (b)	2,761	143,158
Hub Group Inc Class A	1,448	52,186
United Parcel Service Inc Class B	18,115	1,782,154
		4,831,887
Building Products - 0.6%
A O Smith Corp	2,732	180,148
AAON Inc	1,624	134,386
Advanced Drainage Systems Inc	1,771	242,857
Allegion plc	2,126	308,887
American Woodmark Corp (b)	354	14,100
Apogee Enterprises Inc	527	17,676
Armstrong World Industries Inc	1,039	171,227
AZZ Inc	730	91,345
Builders FirstSource Inc (b)	2,742	225,749
Carlisle Cos Inc	1,026	342,294
Carrier Global Corp	19,393	1,092,020
CSW Industrials Inc (c)	398	103,711
Fortune Brands Innovations Inc	2,882	112,312
Gibraltar Industries Inc (b)	705	28,108
Griffon Corp	928	67,447
Hayward Holdings Inc (b)	4,744	63,475
Insteel Industries Inc	484	16,267
Janus International Group Inc (b)	3,216	16,562
JELD-WEN Holding Inc (b)	1,947	2,414
Johnson Controls International plc	14,952	1,957,964
Lennox International Inc	784	363,878
Masco Corp	5,132	309,819
Masterbrand Inc (b)(c)	3,055	25,387
Modine Manufacturing Co (b)	1,304	282,590
Owens Corning	1,979	214,167
Quanex Building Products Corp	1,090	19,587
Resideo Technologies Inc (b)	3,298	111,176
Simpson Manufacturing Co Inc	1,041	178,656
Tecnoglass Inc	637	28,378
Trane Technologies PLC	5,423	2,259,981
Trex Co Inc (b)	2,796	101,830
UFP Industries Inc	1,488	137,075
Zurn Elkay Water Solutions Corp	3,753	168,285
		9,389,758
Commercial Services & Supplies - 0.5%
ABM Industries Inc	1,465	56,432
ACCO Brands Corp	2,380	7,140
ACV Auctions Inc Class A (b)	4,112	17,435
Brady Corp Class A	1,041	84,571
BrightView Holdings Inc (b)	1,692	19,949
Brink's Co/The	1,076	111,506
Casella Waste Systems Inc Class A (b)(c)	1,499	118,931
Cintas Corp	8,321	1,407,414
Clean Harbors Inc (b)	1,238	354,972
Copart Inc (b)	21,852	725,486
CoreCivic Inc (b)	2,597	49,109
Deluxe Corp	1,084	29,853
Ennis Inc	605	12,959
Enviri Corp (b)	1,919	37,651
GEO Group Inc/The (b)	3,263	54,851
Healthcare Services Group Inc (b)	1,706	31,646
HNI Corp	1,648	55,027
Interface Inc	1,388	34,589
Liquidity Services Inc (b)	582	17,792
MillerKnoll Inc	1,665	24,076
Montrose Environmental Group Inc (b)	788	17,249
MSA Safety Inc	929	152,310
OPENLANE Inc (b)	2,534	73,866
Perma-Fix Environmental Services Inc (b)(c)	370	3,955
Pitney Bowes Inc (c)	3,535	39,062
Quad/Graphics Inc Class A (c)	668	4,415
Republic Services Inc	4,902	1,073,636
Rollins Inc	7,234	386,368
Tetra Tech Inc	6,300	189,756
UniFirst Corp/MA	391	98,372
Veralto Corp	6,090	538,478
Vestis Corp (b)	2,566	20,169
Virco Mfg. Corp	206	1,260
Waste Management Inc	9,056	2,080,978
		7,931,263
Construction & Engineering - 0.5%
AECOM	3,277	277,955
Ameresco Inc Class A (b)(c)	730	18,615
API Group Corp (b)	9,078	367,841
Arcosa Inc	1,170	124,184
Argan Inc	351	191,172
Bowman Consulting Group Ltd (b)	361	10,267
Comfort Systems USA Inc	867	1,195,584
Construction Partners Inc Class A (b)	1,148	127,566
Dycom Industries Inc (b)	696	235,819
EMCOR Group Inc	1,102	813,618
Everus Construction Group Inc (b)	1,301	153,596
Fluor Corp (b)	3,888	181,375
Granite Construction Inc	1,040	124,675
Great Lakes Dredge & Dock Corp (b)	1,644	27,948
IES Holdings Inc (b)	209	99,582
Limbach Holdings Inc (b)(c)	273	21,308
MasTec Inc (b)	1,508	485,184
Matrix Service Co (b)	626	7,186
MYR Group Inc (b)	410	115,751
NWPX Infrastructure Inc (b)	231	17,986
Orion Group Holdings Inc (b)	906	9,875
Primoris Services Corp (c)	1,303	186,381
Quanta Services Inc	3,659	2,008,864
Sterling Infrastructure Inc (b)	764	311,154
Tutor Perini Corp	1,056	81,513
Valmont Industries Inc	493	196,988
WillScot Holdings Corp	4,342	75,377
		7,467,364
Electrical Equipment - 1.2%
Acuity Inc	731	204,841
Allient Inc	361	21,331
American Superconductor Corp (b)	1,086	36,761
AMETEK Inc	5,623	1,205,346
Array Technologies Inc (b)(c)	3,673	26,556
Atkore Inc	808	47,599
Blink Charging Co (b)(c)	2,894	1,641
Bloom Energy Corp Class A (b)	5,349	724,736
ChargePoint Holdings Inc Class A (b)(c)	510	2,479
Eaton Corp PLC	9,518	3,404,303
Emerson Electric Co	13,773	1,804,538
EnerSys	881	153,047
Enovix Corp Class B (b)(c)	4,633	23,999
Eos Energy Enterprises Inc (b)(c)	6,882	34,135
Fluence Energy Inc Class A (b)(c)	1,542	21,218
FuelCell Energy Inc (b)(c)	1,143	7,464
GE Vernova Inc	6,654	5,808,277
Generac Holdings Inc (b)	1,452	283,619
GrafTech International Ltd (b)	418	2,834
Hubbell Inc	1,308	641,888
Hyliion Holdings Corp Class A (b)(c)	3,227	5,680
LSI Industries Inc	717	13,336
Net Power Inc Class A (b)	724	1,128
Nextpower Inc Class A (b)	3,662	441,454
NuScale Power Corp Class A (b)(c)	3,593	38,948
nVent Electric PLC	3,977	470,400
Plug Power Inc (b)(c)	33,232	75,104
Powell Industries Inc	225	121,743
Preformed Line Products Co	62	16,787
Regal Rexnord Corp	1,638	306,732
Rockwell Automation Inc	2,750	986,920
Sensata Technologies Holding PLC	3,748	132,005
SES AI Corp Class A (b)	6,061	5,831
Shoals Technologies Group Inc (b)	4,024	26,478
Sunrun Inc (b)	5,568	75,502
Thermon Group Holdings Inc (b)	788	39,715
Vertiv Holdings Co Class A	9,386	2,351,944
Vicor Corp (b)	543	87,423
		19,653,742
Ground Transportation - 0.9%
ArcBest Corp	542	53,311
Avis Budget Group Inc (b)(c)	403	58,778
Covenant Logistics Group Inc Class A	374	10,154
CSX Corp	45,626	1,872,947
Ftai Infrastructure Inc (c)	2,853	14,094
Heartland Express Inc	1,096	11,398
Hertz Global Holdings Inc (b)(c)	3,031	13,973
JB Hunt Transport Services Inc	1,860	394,134
Knight-Swift Transportation Holdings Inc	3,915	225,426
Landstar System Inc	890	142,676
Lyft Inc Class A (b)(c)	9,624	127,999
Marten Transport Ltd	1,338	17,568
Norfolk Southern Corp	5,481	1,573,047
Old Dominion Freight Line Inc	4,544	887,898
Proficient Auto Logistics Inc (b)	551	3,736
RXO Inc (b)(c)	3,920	57,310
Ryder System Inc	1,009	206,552
Saia Inc (b)	642	225,522
Schneider National Inc Class B	1,204	31,737
U-Haul Holding Co (b)(c)	1,324	63,261
U-Haul Holding Co Class N	1,397	62,404
Uber Technologies Inc (b)	50,951	3,664,905
Union Pacific Corp	14,510	3,520,416
Universal Logistics Holdings Inc	154	3,255
Werner Enterprises Inc	1,433	42,145
XPO Inc (b)	2,892	562,639
		13,847,285
Industrial Conglomerates - 0.3%
3M Co	13,039	1,893,654
Honeywell International Inc	15,562	3,517,479
		5,411,133
Machinery - 2.1%
3D Systems Corp (b)(c)	2,837	5,333
AGCO Corp	1,484	171,951
Alamo Group Inc (c)	258	42,562
Albany International Corp Class A	682	35,607
Allison Transmission Holdings Inc	2,071	242,431
Astec Industries Inc	549	29,558
Atmus Filtration Technologies Inc	2,099	119,160
Blue Bird Corp (b)	764	43,388
Caterpillar Inc	11,470	8,126,036
CECO Environmental Corp (b)	724	43,136
Chart Industries Inc (b)	1,054	217,915
CNH Industrial NV Class A	21,315	234,465
Columbus McKinnon Corp/NY	683	9,924
Crane Co	1,226	209,646
Cummins Inc	3,387	1,822,274
Deere & Co	6,160	3,469,928
Donaldson Co Inc	2,895	245,699
Douglas Dynamics Inc	569	23,949
Dover Corp	3,363	701,017
Energy Recovery Inc (b)	1,223	12,316
Enerpac Tool Group Corp Class A	1,280	46,682
Enpro Inc	552	138,359
Esab Corp	1,381	133,487
ESCO Technologies Inc	624	175,575
Federal Signal Corp	1,538	166,319
Flowserve Corp	3,060	224,941
Fortive Corp	7,788	430,521
Franklin Electric Co Inc	916	84,428
Gates Industrial Corp PLC (b)	6,171	139,526
Gorman-Rupp Co/The (c)	500	31,065
Graco Inc	4,092	346,388
Graham Corp (b)	248	19,572
Greenbrier Cos Inc/The	747	39,330
Helios Technologies Inc	791	51,186
Hillman Solutions Corp (b)	4,668	38,838
Hyster-Yale Inc Class A	256	8,322
IDEX Corp	1,845	349,720
Illinois Tool Works Inc	6,407	1,667,678
Ingersoll Rand Inc	8,868	710,504
ITT Inc	2,089	398,017
JBT Marel Corp	1,245	159,198
Kadant Inc	315	92,090
Kennametal Inc	1,839	66,443
Lincoln Electric Holdings Inc	1,358	338,251
Lindsay Corp	257	30,601
Manitowoc Co Inc/The (b)	819	9,540
Mayville Engineering Co Inc (b)(c)	346	6,210
Middleby Corp/The (b)	1,106	146,633
Miller Industries Inc/TN (c)	265	12,071
Mueller Industries Inc	2,752	304,922
Mueller Water Products Inc Class A1	4,069	111,857
Nordson Corp	1,315	349,869
Oshkosh Corp	1,524	224,348
Otis Worldwide Corp	9,510	733,031
PACCAR Inc	12,887	1,488,449
Parker-Hannifin Corp	3,084	2,760,920
Pentair PLC	4,026	350,705
Proto Labs Inc (b)	565	32,216
RBC Bearings Inc (b)	774	420,375
Snap-on Inc	1,272	462,016
SPX Technologies Inc (b)	1,199	239,728
Standex International Corp	331	84,359
Stanley Black & Decker Inc	3,843	273,084
Symbotic Inc Class A (b)(c)	1,323	70,384
Tennant CO	434	28,818
Terex Corp	1,567	92,610
Timken Co/The	1,606	161,515
Titan International Inc (b)	1,168	8,070
Toro Co/The	2,439	227,900
Trinity Industries Inc	1,921	61,818
Wabash National Corp	1,047	9,024
Watts Water Technologies Inc Class A	661	191,882
Westinghouse Air Brake Technologies Corp	4,205	1,050,872
Worthington Enterprises Inc	754	39,314
Xylem Inc/NY	5,976	714,132
		32,360,008
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	921	20,768
Kirby Corp (b)	1,294	171,947
Matson Inc	805	131,971
		324,686
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	2,962	108,942
Allegiant Travel Co (b)(c)	324	26,257
American Airlines Group Inc (b)	15,808	169,778
Delta Air Lines Inc	15,919	1,058,295
Frontier Group Holdings Inc (b)(c)	1,317	4,649
JetBlue Airways Corp (b)	6,941	30,679
Joby Aviation Inc Class A (b)(c)	5,443	44,959
SkyWest Inc (b)	979	89,902
Southwest Airlines Co	12,682	476,463
Sun Country Airlines Holdings Inc (b)	1,236	20,419
United Airlines Holdings Inc (b)	7,969	733,706
		2,764,049
Professional Services - 0.6%
Alight Inc Class A	10,929	6,368
Amentum Holdings Inc (b)	3,683	96,053
Automatic Data Processing Inc	9,889	2,009,247
Barrett Business Services Inc	612	17,858
BlackSky Technology Inc Class A (b)(c)	747	18,795
Booz Allen Hamilton Holding Corp Class A	3,045	237,601
Broadridge Financial Solutions Inc	2,872	466,643
CACI International Inc (b)	547	297,497
Cbiz Inc (b)	1,174	31,522
Clarivate PLC (b)(c)	10,622	26,874
Concentrix Corp (c)	1,070	29,275
Conduent Inc (b)	3,494	4,472
CRA International Inc	157	25,415
CSG Systems International Inc (c)	655	52,361
Equifax Inc	3,019	543,631
ExlService Holdings Inc (b)	3,785	115,253
Exponent Inc	1,353	88,283
First Advantage Corp (b)(c)	1,957	23,014
Franklin Covey Co (b)	234	3,695
FTI Consulting Inc (b)	722	127,628
Genpact Ltd	3,868	144,083
Huron Consulting Group Inc (b)	381	48,574
ICF International Inc	441	28,793
Innodata Inc (b)(c)	761	29,390
Insperity Inc	875	23,660
Jacobs Solutions Inc	2,949	375,349
KBR Inc	3,270	120,532
Kelly Services Inc Class A	810	7,169
Kforce Inc	388	11,345
Korn Ferry	1,252	78,813
Legalzoom.com Inc (b)	2,779	15,757
Leidos Holdings Inc	3,159	491,288
ManpowerGroup Inc	1,124	33,113
Maximus Inc	1,482	94,996
Mistras Group Inc (b)	397	5,868
Parsons Corp (b)	1,271	68,850
Paychex Inc	7,973	734,473
Paycom Software Inc	1,167	141,837
Paylocity Holding Corp (b)	1,051	113,550
Planet Labs PBC Class A (b)(c)	6,026	168,427
Resolute Holdings Management Inc (b)	87	14,120
Resources Connection Inc	678	2,528
Robert Half Inc	2,389	60,681
Science Applications International Corp	1,211	114,948
Spire Global Inc Class A (b)(c)	773	9,724
SS&C Technologies Holdings Inc	5,173	349,540
TransUnion	4,812	332,942
TriNet Group Inc	718	26,157
TrueBlue Inc (b)(c)	853	3,335
TTEC Holdings Inc (b)(c)	318	794
UL Solutions Inc Class A	1,797	154,021
Upwork Inc (b)(c)	3,126	34,261
Verisk Analytics Inc	3,418	648,566
Verra Mobility Corp Class A (b)	3,803	54,345
Willdan Group Inc (b)	338	25,877
		8,789,191
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,533	164,493
Alta Equipment Group Inc Class A	399	2,142
Applied Industrial Technologies Inc	942	249,931
BlueLinx Holdings Inc (b)	193	10,457
Boise Cascade Co	886	67,203
Core & Main Inc Class A (b)	4,590	226,746
Custom Truck One Source Inc Class A (b)	1,430	9,395
Distribution Solutions Group Inc (b)	163	4,277
DNOW Inc (b)	4,437	52,845
DXP Enterprises Inc/TX (b)	303	42,338
Fastenal Co	28,141	1,305,742
Ferguson Enterprises Inc	4,812	1,122,447
GATX Corp	905	154,520
Global Industrial Co	319	10,055
Herc Holdings Inc	731	72,771
Hudson Technologies Inc (b)	991	5,827
McGrath RentCorp	589	64,955
MSC Industrial Direct Co Inc Class A	1,119	103,250
NPK International Inc (b)	2,035	29,487
QXO Inc (b)(c)	12,029	233,603
Rush Enterprises Inc Class A	1,590	105,115
SiteOne Landscape Supply Inc (b)	1,063	141,496
Titan Machinery Inc (b)(c)	451	7,541
Transcat Inc (b)(c)	230	16,894
United Rentals Inc	1,562	1,138,011
Watsco Inc	865	314,678
Wesco International Inc	1,206	329,986
Willis Lease Finance Corp	69	11,748
WW Grainger Inc	1,069	1,166,076
Xometry Inc Class A (b)(c)	1,046	42,719
		7,206,748
TOTAL INDUSTRIALS		158,177,918
Information Technology - 30.2%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)	1,787	22,480
Applied Optoelectronics Inc (b)(c)	1,533	129,676
Arista Networks Inc (b)	25,333	3,110,386
Aviat Networks Inc (b)	252	5,698
Calix Inc (b)	1,452	71,133
Ciena Corp (b)	3,470	1,347,158
Cisco Systems Inc	96,522	7,489,143
Clearfield Inc (b)(c)	257	6,803
Digi International Inc (b)	879	42,368
Extreme Networks Inc (b)	3,189	48,090
F5 Inc (b)	1,422	411,427
Harmonic Inc (b)	2,685	24,111
Lumentum Holdings Inc (b)	1,742	1,224,208
Motorola Solutions Inc	4,074	1,767,994
Netgear Inc (b)	682	14,895
NetScout Systems Inc (b)	1,638	52,072
Ribbon Communications Inc (b)	2,458	5,211
Viasat Inc (b)	3,440	157,552
Viavi Solutions Inc (b)	5,403	179,812
Vistance Networks Inc (b)	5,327	96,951
		16,207,168
Electronic Equipment, Instruments & Components - 0.9%
908 Devices Inc (b)	569	3,481
Advanced Energy Industries Inc	909	293,343
Aeva Technologies Inc (b)(c)	660	8,686
Amphenol Corp Class A	30,011	3,791,890
Arlo Technologies Inc (b)	2,540	36,144
Arrow Electronics Inc (b)	1,234	176,968
Avnet Inc	2,098	129,279
Badger Meter Inc	708	107,864
Bel Fuse Inc Class B	252	49,891
Belden Inc	1,008	115,749
Benchmark Electronics Inc	851	47,707
CDW Corp/DE	3,207	388,111
Climb Global Solutions Inc	396	7,849
Cognex Corp	4,186	205,072
Coherent Corp (b)	3,867	921,158
Corning Inc	19,143	2,602,874
Crane NXT Co	1,179	47,856
CTS Corp	710	33,910
Daktronics Inc (b)	1,002	19,589
ePlus Inc	745	56,061
Evolv Technologies Holdings Inc Class A (b)	3,393	20,528
Flex Ltd (b)	9,156	599,352
Insight Enterprises Inc (b)	740	49,587
IPG Photonics Corp (b)(c)	606	69,442
Itron Inc (b)	1,100	98,593
Jabil Inc	2,636	700,201
Keysight Technologies Inc (b)	4,218	1,191,037
Kimball Electronics Inc (b)	584	13,835
Knowles Corp (b)	2,033	52,207
Lightwave Logic Inc (b)(c)	3,122	21,948
Littelfuse Inc	623	211,415
Methode Electronics Inc	773	4,266
MicroVision Inc (b)(c)	7,139	4,577
Mirion Technologies Inc Class A (b)	5,982	111,205
Napco Security Technologies Inc	854	33,639
nLight Inc (b)	1,213	69,165
Novanta Inc (b)(c)	928	109,606
OSI Systems Inc (b)	386	102,487
Ouster Inc Class A (b)	1,433	26,324
PC Connection Inc	278	16,252
Plexus Corp (b)	700	141,778
Powerfleet Inc NJ (b)(c)	2,920	8,994
Ralliant Corp	2,701	112,335
Rogers Corp (b)(c)	403	43,254
Sanmina Corp (b)	1,315	170,477
ScanSource Inc (b)	473	17,170
SmartRent Inc Class A (b)	4,532	6,797
TD SYNNEX Corp	1,887	318,356
Teledyne Technologies Inc (b)	1,154	698,182
TTM Technologies Inc (b)	2,579	251,246
Vishay Intertechnology Inc	2,955	53,190
Vishay Precision Group Inc (b)	280	12,158
Vontier Corp	3,505	124,322
Zebra Technologies Corp Class A (b)	1,262	263,859
		14,771,266
IT Services - 1.0%
Accenture PLC Class A	15,206	3,015,198
Akamai Technologies Inc (b)	3,559	408,751
Amdocs Ltd	2,772	180,901
Applied Digital Corp (b)(c)	5,945	141,134
ASGN Inc (b)	1,022	39,562
Backblaze Inc Class A (b)(c)	1,385	4,778
BigBear.ai Holdings Inc (b)(c)	10,423	36,689
Cloudflare Inc Class A (b)	7,753	1,599,754
Cognizant Technology Solutions Corp Class A	11,867	728,040
Commerce.com Inc (b)	1,749	4,670
DigitalOcean Holdings Inc (b)(c)	1,638	140,508
DXC Technology Co (b)	4,163	52,329
EPAM Systems Inc (b)	1,329	179,947
Fastly Inc Class A (b)	3,354	97,467
Gartner Inc (b)	1,796	284,379
GoDaddy Inc Class A (b)	3,358	277,606
Grid Dynamics Holdings Inc (b)	1,523	8,681
Hackett Group Inc/The	537	6,986
IBM Corporation	22,917	5,554,852
Kyndryl Holdings Inc (b)	5,453	71,543
MongoDB Inc Class A (b)	2,006	491,009
Okta Inc Class A (b)	4,189	329,716
Rackspace Technology Inc (b)(c)	3,120	3,057
Snowflake Inc (b)	8,335	1,257,085
TSS Inc/MD (b)(c)	543	7,064
Twilio Inc Class A (b)	3,742	470,818
Unisys Corp (b)(c)	1,472	3,047
VeriSign Inc	2,044	507,648
Whitefiber Inc (c)	238	2,834
		15,906,053
Semiconductors & Semiconductor Equipment - 13.0%
ACM Research Inc Class A (b)	1,272	50,053
Advanced Micro Devices Inc (b)	39,915	8,119,908
Aehr Test Systems (b)	686	25,437
Alpha & Omega Semiconductor Ltd (b)	620	13,739
Ambarella Inc (b)	965	49,673
Ambiq Micro Inc	94	2,389
Amkor Technology Inc	2,728	122,842
Analog Devices Inc	12,050	3,833,587
Applied Materials Inc	19,532	6,675,842
Atomera Inc (b)(c)	611	2,328
Axcelis Technologies Inc (b)	740	68,879
Broadcom Inc	115,766	35,830,736
CEVA Inc (b)	540	10,087
Cirrus Logic Inc (b)	1,221	176,581
Cohu Inc (b)(c)	1,110	33,988
Credo Technology Group Holding Ltd (b)	3,753	352,294
Diodes Inc (b)	1,252	85,462
Enphase Energy Inc (b)	3,141	118,761
Entegris Inc	3,739	438,360
First Solar Inc (b)	2,637	520,175
FormFactor Inc (b)	1,860	180,401
Ichor Holdings Ltd (b)	820	38,220
Impinj Inc (b)	640	65,728
Intel Corp (b)	109,954	4,852,270
KLA Corp	3,221	4,742,633
Kopin Corp (b)(c)	4,362	9,815
Lam Research Corp	30,797	6,580,087
Lattice Semiconductor Corp (b)	3,377	313,251
MACOM Technology Solutions Holdings Inc (b)	1,577	350,204
Marvell Technology Inc	21,161	2,095,997
MaxLinear Inc (b)	1,964	34,154
Microchip Technology Inc	13,268	857,245
Micron Technology Inc	27,521	9,297,695
MKS Inc	1,660	381,485
Monolithic Power Systems Inc	1,178	1,287,966
Navitas Semiconductor Corp Class A (b)(c)	4,718	41,377
NVE Corp	129	8,450
NVIDIA Corp	595,681	103,886,767
ON Semiconductor Corp (b)	9,904	613,256
Onto Innovation Inc (b)	1,219	249,980
PDF Solutions Inc (b)	764	24,990
Penguin Solutions Inc (b)	1,164	20,486
Photronics Inc (b)	1,409	56,938
Power Integrations Inc	1,327	67,942
Qnity Electronics Inc	5,147	593,861
Qorvo Inc (b)	2,025	156,735
QUALCOMM Inc	26,236	3,378,672
Rambus Inc (b)	2,675	230,130
Rigetti Computing Inc Class A (b)(c)	7,881	110,649
Semtech Corp (b)	2,072	159,316
Silicon Laboratories Inc (b)	832	173,181
SiTime Corp (b)	529	182,690
SkyWater Technology Inc (b)	694	19,023
Skyworks Solutions Inc	3,722	199,313
SolarEdge Technologies Inc (b)(c)	1,428	72,899
Synaptics Inc (b)	927	64,927
Teradyne Inc	3,850	1,141,371
Texas Instruments Inc	22,261	4,321,751
Ultra Clean Holdings Inc (b)	1,082	67,279
Universal Display Corp	1,061	97,251
Veeco Instruments Inc (b)	1,455	49,266
		203,606,772
Software - 7.8%
8x8 Inc (b)	3,674	6,099
A10 Networks Inc	1,717	39,697
ACI Worldwide Inc (b)	2,475	101,500
Adeia Inc (c)	2,617	62,887
Adobe Inc (b)	10,266	2,495,459
Agilysys Inc (b)	606	43,111
Alarm.com Holdings Inc (b)	1,191	51,439
Alkami Technology Inc (b)(c)	1,880	29,460
Amplitude Inc Class A (b)	2,309	15,747
Appfolio Inc Class A (b)	553	87,274
Appian Corp Class A (b)	965	23,266
AppLovin Corp Class A (b)	6,640	2,642,720
Arteris Inc (b)	714	11,738
Asana Inc Class A (b)(c)	2,168	13,875
Atlassian Corp Class A (b)	4,180	285,285
Aurora Innovation Inc Class A (b)(c)	28,966	119,340
Autodesk Inc (b)	5,242	1,254,935
AvePoint Inc Class A (b)	3,355	31,906
Bentley Systems Inc Class B (c)	3,599	126,397
BILL Holdings Inc (b)	2,128	81,502
BitMine Immersion Technologies Inc (c)	6,800	134,504
Blackbaud Inc (b)	882	34,054
BlackLine Inc (b)(c)	1,192	44,104
Blend Labs Inc Class A (b)(c)	5,180	8,806
Box Inc Class A (b)	3,457	81,723
Braze Inc Class A (b)	2,059	48,613
C3.ai Inc Class A (b)(c)	2,898	24,401
Cadence Design Systems Inc (b)	6,693	1,859,784
Ccc Intelligent Solutions Holdings Inc Class A (b)	13,950	83,700
Cerence Inc (b)	1,036	6,537
Cipher Digital Inc (b)(c)	6,963	89,614
Circle Internet Group Inc Class A	1,294	123,461
Cleanspark Inc (b)(c)	6,693	56,957
Clear Secure Inc Class A	2,137	103,452
Clearwater Analytics Holdings Inc Class A (b)	6,880	162,712
Commvault Systems Inc (b)	1,051	81,862
Consensus Cloud Solutions Inc (b)(c)	470	11,158
Core Scientific Inc (b)(c)	7,403	110,749
Crowdstrike Holdings Inc Class A (b)	6,159	2,404,535
Daily Journal Corp (b)	21	10,129
Datadog Inc Class A (b)	8,017	946,407
Digimarc Corp (b)(c)	320	1,571
Digital Turbine Inc (b)	2,530	7,286
Docusign Inc (b)	4,838	229,370
Dolby Laboratories Inc Class A	1,464	87,928
Domo Inc Class B (b)	725	2,219
Dropbox Inc Class A (b)	4,156	94,424
Dynatrace Inc (b)	7,600	281,048
Elastic NV (b)	2,241	112,028
Expensify Inc Class A (b)	1,068	928
Fair Isaac Corp (b)	583	622,376
Five9 Inc (b)	1,884	28,580
Fortinet Inc (b)	15,537	1,269,684
Freshworks Inc Class A (b)	4,955	39,789
Gen Digital Inc	13,925	262,208
Gitlab Inc Class A (b)	3,366	72,840
Guidewire Software Inc (b)	2,116	316,469
HubSpot Inc (b)	1,297	316,598
I3 Verticals Inc Class A (b)(c)	492	11,001
Intapp Inc (b)	1,336	34,322
InterDigital Inc (c)	620	187,240
Intuit Inc	6,843	2,958,776
Klaviyo Inc Class A (b)	3,293	64,082
LiveRamp Holdings Inc (b)	1,527	40,496
Manhattan Associates Inc (b)	1,452	193,290
MARA Holdings Inc (b)(c)	9,049	73,840
Microsoft Corp	182,187	67,440,162
Mitek Systems Inc (b)	1,101	14,864
N-able Inc/US (b)	1,853	8,654
nCino Inc (b)	2,519	37,735
NCR Voyix Corp (b)(c)	3,303	20,908
NextNav Inc Class A (b)(c)	2,120	33,962
Nutanix Inc Class A (b)	6,514	247,597
OneSpan Inc	932	9,814
Onestream Inc Class A (b)	1,920	46,080
Ooma Inc (b)	624	9,079
Oracle Corp	41,253	6,068,729
PagerDuty Inc (b)	2,291	14,227
Palantir Technologies Inc Class A (b)	56,020	8,194,606
Palo Alto Networks Inc (b)	16,792	2,692,093
PAR Technology Corp (b)(c)	970	12,930
Pegasystems Inc	2,217	94,356
Pivotal Software Inc rights (b)(d)	193	0
Porch Group Inc (b)(c)	2,428	17,409
Procore Technologies Inc (b)	2,860	163,020
Progress Software Corp (b)	1,025	26,291
PTC Inc (b)	2,957	421,343
Q2 Holdings Inc (b)	1,698	80,315
Qualys Inc (b)	857	75,287
Rapid7 Inc (b)	1,384	7,626
Red Violet Inc (b)	317	10,968
Rekor Systems Inc (b)	2,820	2,312
RingCentral Inc Class A	1,833	68,169
Riot Platforms Inc (b)	7,733	95,580
Roper Technologies Inc	2,650	937,729
Rubrik Inc Class A (b)	3,424	167,673
Salesforce Inc	23,363	4,361,171
Samsara Inc Class A (b)	8,756	277,478
SEMrush Holdings Inc Class A (b)(c)	1,063	12,692
SentinelOne Inc Class A (b)	7,671	98,802
ServiceNow Inc (b)	25,472	2,663,098
SoundHound AI Inc Class A (b)(c)	9,255	63,582
Sprinklr Inc Class A (b)(c)	2,833	16,998
Sprout Social Inc Class A (b)	1,274	7,262
SPS Commerce Inc (b)	901	50,159
Strategy Inc Class A (b)(c)	6,592	822,682
Synopsys Inc (b)	4,565	1,809,931
Telos Corp (b)	1,306	5,472
Tenable Holdings Inc (b)	2,848	48,174
Teradata Corp (b)(c)	2,227	57,078
Terawulf Inc (b)(c)	7,897	113,954
Trimble Inc (b)	5,958	388,640
Tyler Technologies Inc (b)	1,069	366,004
UiPath Inc Class A (b)(c)	10,070	111,777
Unity Software Inc (b)	8,223	180,413
Varonis Systems Inc (b)	2,815	60,438
Veritone Inc (b)(c)	1,950	3,842
Vertex Inc Class A (b)	1,768	21,022
Viant Technology Inc Class A (b)	339	3,797
Weave Communications Inc (b)	1,553	7,175
Workday Inc Class A (b)	5,369	697,540
Workiva Inc Class A (b)	1,248	74,418
Xperi Inc (b)	1,171	6,558
Yext Inc (b)	2,483	9,535
Zeta Global Holdings Corp Class A (b)	4,723	75,190
Zoom Communications Inc Class A (b)	6,602	530,735
Zscaler Inc (b)	2,523	353,952
		121,578,379
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	362,206	91,924,262
Corsair Gaming Inc (b)	992	5,506
Dell Technologies Inc Class C	7,403	1,215,054
Diebold Nixdorf Inc (b)	857	64,652
Eastman Kodak Co (b)	1,685	15,249
Everpure Inc Class A (b)	7,723	455,966
GPGI Inc Class A (c)	1,676	28,660
Hewlett Packard Enterprise Co	32,456	772,777
HP Inc	22,986	441,561
Immersion Corp	765	4,177
IonQ Inc (b)(c)	8,778	253,070
NetApp Inc	4,893	500,994
Sandisk Corp/DE (b)	3,416	2,170,321
Seagate Technology Holdings PLC	5,348	2,095,132
Super Micro Computer Inc (b)	12,346	281,118
Turtle Beach Corp (b)(c)	352	3,569
Western Digital Corp	8,392	2,269,953
Xerox Holdings Corp (c)	2,584	3,333
Xerox Holdings Corp warrants 2/14/2028 (b)	42	3
		102,505,357
TOTAL INFORMATION TECHNOLOGY		474,574,995
Materials - 2.3%
Chemicals - 1.2%
AdvanSix Inc	631	15,396
Air Products and Chemicals Inc	5,464	1,587,237
Albemarle Corp	2,900	520,637
American Vanguard Corp (b)	736	1,833
Arq Inc (b)	671	1,717
Ashland Inc	1,091	60,671
ASP Isotopes Inc (b)(c)	2,622	11,589
Aspen Aerogels Inc (b)	1,667	5,701
Avient Corp	2,190	79,497
Axalta Coating Systems Ltd (b)	5,090	140,993
Balchem Corp	829	140,499
Cabot Corp	1,403	105,660
Celanese Corp	2,815	185,143
CF Industries Holdings Inc	3,848	499,624
Chemours Co/The	3,579	78,845
Corteva Inc	16,579	1,387,828
Dow Inc	17,593	732,748
DuPont de Nemours Inc	10,267	470,229
Eastman Chemical Co	2,866	218,733
Ecolab Inc	6,234	1,658,369
Ecovyst Inc (b)	2,685	34,529
Element Solutions Inc	5,492	187,497
FMC Corp (c)	3,003	51,712
Hawkins Inc	499	76,646
HB Fuller Co	1,292	79,691
Huntsman Corp	3,919	52,162
Ingevity Corp (b)	995	70,874
Innospec Inc	593	43,301
International Flavors & Fragrances Inc	6,309	457,718
Intrepid Potash Inc (b)	232	9,923
Koppers Holdings Inc	553	21,390
Kronos Worldwide Inc	459	3,016
Linde PLC	11,419	5,661,083
LSB Industries Inc (b)	1,238	18,446
LyondellBasell Industries NV Class A1	6,384	514,295
Mativ Holdings Inc	1,277	11,110
Minerals Technologies Inc	746	52,906
Mosaic Co/The	7,640	194,820
NewMarket Corp	187	119,858
Olin Corp	2,730	81,163
Origin Materials Inc Class A (b)	70	159
Perimeter Solutions Inc (b)	3,365	82,173
PPG Industries Inc	5,516	589,550
PureCycle Technologies Inc (b)(c)	3,395	17,620
Quaker Chemical Corp (c)	329	40,872
Rayonier Advanced Materials Inc (b)	1,640	18,155
RPM International Inc	3,168	314,899
Scotts Miracle-Gro Co/The	1,067	64,884
Sensient Technologies Corp	1,113	96,208
Sherwin-Williams Co/The	5,637	1,806,940
Solstice Advanced Materials Inc	3,947	300,604
Stepan Co	519	25,940
Tronox Holdings PLC	2,862	27,962
Westlake Corp	798	93,222
		19,124,277
Construction Materials - 0.3%
Amrize Ltd (United States)	12,655	708,933
CRH PLC	16,429	1,727,016
Eagle Materials Inc	766	145,119
Knife River Corp (b)	1,461	119,291
Martin Marietta Materials Inc	1,483	873,012
United States Lime & Minerals Inc	254	33,175
Vulcan Materials Co	3,246	883,886
		4,490,432
Containers & Packaging - 0.2%
Amcor PLC	11,283	448,499
AptarGroup Inc	1,580	199,112
Ardagh Metal Packaging SA	3,465	14,033
Avery Dennison Corp	1,907	329,301
Ball Corp	6,579	388,885
Crown Holdings Inc	2,827	283,407
Graphic Packaging Holding CO	7,859	78,118
Greif Inc Class A	628	42,120
International Paper Co	12,955	462,494
Myers Industries Inc	916	19,401
O-I Glass Inc (b)	3,660	38,467
Packaging Corp of America	2,188	464,337
Ranpak Holdings Corp Class A (b)(c)	939	3,352
Sealed Air Corp	3,518	147,932
Silgan Holdings Inc	2,089	81,053
Smurfit Westrock PLC	12,786	509,522
Sonoco Products Co	2,534	137,064
TriMas Corp	782	28,105
		3,675,202
Metals & Mining - 0.6%
Alcoa Corp	6,411	425,242
Alpha Metallurgical Resources Inc (b)	258	52,960
Century Aluminum Co (b)	1,270	74,536
Cleveland-Cliffs Inc (b)	13,600	114,920
Coeur Mining Inc (b)	15,852	297,542
Commercial Metals Co	2,674	164,264
Compass Minerals International Inc (b)(c)	823	19,217
Contango Silver & Gold Inc (b)(c)	260	4,874
Freeport-McMoRan Inc	35,243	2,071,584
Hecla Mining Co	16,550	308,327
Idaho Strategic Resources Inc (b)	343	11,017
Ivanhoe Electric Inc / US (b)(c)	2,553	30,176
Kaiser Aluminum Corp	385	46,396
Materion Corp (c)	494	71,457
Mesabi Trust	319	10,049
Metallus Inc (b)	852	13,922
MP Materials Corp (b)(c)	3,220	155,397
Newmont Corp	26,774	2,898,286
Nucor Corp	5,617	949,835
Ramaco Resources Inc Class A (b)(c)	979	15,135
Reliance Inc	1,286	390,841
Royal Gold Inc	2,003	509,743
Ryerson Holding Corp	669	15,039
Steel Dynamics Inc	3,380	608,400
SunCoke Energy Inc	2,076	13,515
Warrior Met Coal Inc	1,255	116,903
Worthington Steel Inc	793	24,068
		9,413,645
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	410	5,896
Louisiana-Pacific Corp	1,520	110,580
Sylvamo Corp	792	33,454
		149,930
TOTAL MATERIALS		36,853,486
Real Estate - 2.3%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	1,880	10,340
Alpine Income Property Trust Inc	268	4,823
American Assets Trust Inc	1,163	21,411
Broadstone Net Lease Inc Class A	4,543	83,001
CTO Realty Growth Inc	710	13,128
Essential Properties Realty Trust Inc	5,030	152,711
Gladstone Commercial Corp	1,238	14,150
Global Net Lease Inc	4,816	45,078
WP Carey Inc	5,403	367,188
		711,830
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	3,934	182,616
American Healthcare REIT Inc	4,414	208,164
CareTrust REIT Inc	5,601	205,277
Chiron Real Estate Inc	375	12,405
Community Healthcare Trust Inc	633	10,058
Diversified Healthcare Trust	5,335	35,424
Healthcare Realty Trust Inc	8,991	152,757
Healthpeak Properties Inc	17,302	284,272
LTC Properties Inc	1,149	42,697
Medical Properties Trust Inc (c)	13,533	62,658
National Health Investors Inc	1,143	92,423
Omega Healthcare Investors Inc	7,316	320,587
Sabra Health Care REIT Inc	6,611	127,130
Sila Realty Trust Inc	1,339	31,708
Universal Health Realty Income Trust	305	12,343
Ventas Inc	11,507	941,042
Welltower Inc	16,827	3,326,867
		6,048,428
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc (c)	5,310	61,118
Chatham Lodging Trust (c)	1,290	10,152
DiamondRock Hospitality Co	4,865	45,585
Host Hotels & Resorts Inc	15,820	303,111
Park Hotels & Resorts Inc (c)	4,815	50,702
Pebblebrook Hotel Trust (c)	2,857	36,084
RLJ Lodging Trust	3,619	26,853
Ryman Hospitality Properties Inc	1,607	148,278
Service Properties Trust (c)	3,867	5,239
Summit Hotel Properties Inc	2,531	11,187
Sunstone Hotel Investors Inc	4,558	41,068
Xenia Hotels & Resorts Inc	2,297	34,065
		773,442
Industrial REITs - 0.3%
Americold Realty Trust Inc	6,817	78,123
EastGroup Properties Inc	1,283	237,470
First Industrial Realty Trust Inc	3,190	184,542
Lineage Inc (c)	1,386	45,405
LXP Industrial Trust	1,420	65,689
One Liberty Properties Inc	420	9,013
Prologis Inc	22,744	3,006,302
Rexford Industrial Realty Inc	5,823	190,587
STAG Industrial Inc Class A	4,721	170,239
Terreno Realty Corp	2,483	152,506
		4,139,876
Office REITs - 0.1%
Brandywine Realty Trust	4,368	11,837
BXP Inc	3,548	184,142
COPT Defense Properties	2,700	82,620
Cousins Properties Inc	4,026	90,867
Douglas Emmett Inc	4,015	37,821
Easterly Government Properties Inc (c)	1,069	22,909
Empire State Realty Trust Inc Class A	3,322	17,274
Highwoods Properties Inc	2,642	56,565
Hudson Pacific Properties Inc (b)	1,247	7,370
JBG SMITH Properties	1,427	20,848
Kilroy Realty Corp	2,654	74,869
NET Lease Office Properties	306	3,525
Orion Properties Inc	1,152	2,477
Peakstone Realty Trust	796	16,628
Piedmont Realty Trust Inc Class A1 (b)	2,976	19,552
Postal Realty Trust Inc Class A	610	11,322
SL Green Realty Corp	1,699	62,761
Vornado Realty Trust	3,868	100,530
		823,917
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	7,217	977,615
Compass Inc Class A (b)	11,666	85,278
CoStar Group Inc (b)	10,473	422,481
Cushman & Wakefield Ltd	5,540	67,920
Douglas Elliman Inc (b)	1,663	2,727
eXp World Holdings Inc (c)	2,114	12,663
Forestar Group Inc (b)	435	10,631
Howard Hughes Holdings Inc (b)	733	46,370
Jones Lang LaSalle Inc (b)	1,168	355,446
Kennedy-Wilson Holdings Inc	2,877	31,129
Marcus & Millichap Inc	605	16,087
Newmark Group Inc Class A	3,779	56,647
Opendoor Technologies Inc Class A (b)(c)	19,128	89,519
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	310
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	125
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	119
RE/MAX Holdings Inc Class A (b)	418	2,408
RMR Group Inc/The Class A	433	6,699
Seaport Entertainment Group Inc (b)(c)	173	3,716
St Joe Co/The	959	60,225
Tejon Ranch Co (b)	614	11,568
Zillow Group Inc Class A (b)	1,189	49,213
Zillow Group Inc Class C (b)	4,458	184,472
		2,493,368
Residential REITs - 0.2%
American Homes 4 Rent Class A	7,856	219,340
AvalonBay Communities Inc	3,479	568,295
Camden Property Trust	2,639	257,725
Centerspace	402	23,094
Equity LifeStyle Properties Inc	4,664	291,127
Equity Residential	8,564	506,561
Essex Property Trust Inc	1,585	383,570
Independence Realty Trust Inc	5,722	85,201
Invitation Homes Inc	13,929	346,136
Mid-America Apartment Communities Inc	2,887	352,560
NexPoint Residential Trust Inc	650	16,249
Sun Communities Inc	2,865	360,875
UDR Inc	7,224	244,027
UMH Properties Inc	1,918	27,676
Veris Residential Inc	1,942	36,646
		3,719,082
Retail REITs - 0.3%
Acadia Realty Trust	3,142	60,075
Agree Realty Corp	2,868	216,190
Alexander's Inc	50	11,809
Brixmor Property Group Inc	7,386	212,717
CBL & Associates Properties Inc	385	14,796
Curbline Properties Corp	2,327	60,013
Federal Realty Investment Trust	1,895	201,268
FrontView REIT Inc	531	8,214
Getty Realty Corp (c)	1,299	41,308
InvenTrust Properties Corp	1,871	56,991
Kimco Realty Corp	16,714	375,564
Kite Realty Group Trust	5,201	127,685
Macerich Co/The	6,775	128,048
NETSTREIT Corp (c)	2,023	38,093
NNN REIT Inc	4,562	191,741
Phillips Edison & Co Inc	3,011	112,672
Realty Income Corp	22,467	1,374,531
Regency Centers Corp	4,089	309,374
Saul Centers Inc	315	10,262
Simon Property Group Inc	7,939	1,480,862
SITE Centers Corp	1,296	6,997
Tanger Inc	2,772	94,193
Urban Edge Properties	3,014	60,220
Whitestone REIT	1,093	17,652
		5,211,275
Specialized REITs - 0.8%
American Tower Corp	11,474	1,980,183
Crown Castle Inc	10,714	871,155
CubeSmart	5,503	201,685
Digital Realty Trust Inc	7,931	1,429,246
EPR Properties	2,028	101,319
Equinix Inc	2,406	2,358,457
Extra Space Storage Inc	5,245	687,777
Farmland Partners Inc	919	10,320
Four Corners Property Trust Inc	2,560	60,544
Gaming and Leisure Properties Inc	7,017	311,344
Gladstone Land Corp	903	9,211
Iron Mountain Inc	7,273	742,864
Lamar Advertising Co Class A	2,152	272,572
Millrose Properties Inc Class A	3,691	103,348
National Storage Affiliates Trust	1,699	64,120
Outfront Media Inc	3,475	92,088
Public Storage	3,882	1,051,556
Rayonier Inc	3,557	73,345
Safehold Inc	1,118	15,127
SBA Communications Corp Class A	2,606	448,519
VICI Properties Inc	25,987	709,965
Weyerhaeuser Co	17,733	433,217
		12,027,962
TOTAL REAL ESTATE		35,949,180
Utilities - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp	6,300	452,088
American Electric Power Co Inc	13,076	1,714,002
Constellation Energy Corp	7,672	2,142,406
Duke Energy Corp	18,910	2,476,075
Edison International	9,496	694,917
Entergy Corp	10,992	1,235,061
Evergy Inc	5,644	462,356
Eversource Energy	9,288	643,473
Exelon Corp	24,812	1,216,284
FirstEnergy Corp	12,743	645,560
Hawaiian Electric Industries Inc (b)	4,120	61,141
IDACORP Inc	1,290	184,431
MGE Energy Inc	876	67,706
NextEra Energy Inc	51,034	4,740,039
NRG Energy Inc	4,724	690,365
OGE Energy Corp	5,033	241,383
Oklo Inc Class A (b)(c)	2,970	147,282
Otter Tail Corp	1,002	87,946
PG&E Corp	54,092	950,396
Pinnacle West Capital Corp	2,981	300,336
Portland General Electric Co	2,691	142,004
PPL Corp	18,255	697,341
Southern Co/The	26,896	2,596,002
TXNM Energy Inc	2,334	136,446
Xcel Energy Inc	14,490	1,151,086
		23,876,126
Gas Utilities - 0.1%
Atmos Energy Corp	3,988	736,663
Chesapeake Utilities Corp	565	71,399
MDU Resources Group Inc	4,873	100,969
National Fuel Gas Co	2,273	213,571
New Jersey Resources Corp	2,402	131,918
Northwest Natural Holding Co	996	53,007
ONE Gas Inc	1,434	123,510
Southwest Gas Holdings Inc	1,537	133,565
Spire Inc	1,411	127,752
UGI Corp	5,185	188,838
		1,881,192
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	17,718	249,647
Clearway Energy Inc Class A	2,307	90,366
Clearway Energy Inc Class C	653	25,656
Hallador Energy Co (b)	886	14,424
Ormat Technologies Inc	1,451	162,396
Talen Energy Corp (b)	1,128	360,091
Vistra Corp	7,830	1,177,084
		2,079,664
Multi-Utilities - 0.6%
Ameren Corp	6,636	729,429
Avista Corp	1,953	78,393
Black Hills Corp	1,804	125,216
CenterPoint Energy Inc	16,111	695,351
CMS Energy Corp	7,419	575,566
Consolidated Edison Inc	8,910	1,008,434
Dominion Energy Inc	20,954	1,295,376
DTE Energy Co	5,080	742,798
NiSource Inc	11,648	543,496
Northwestern Energy Group Inc	1,470	96,932
Public Service Enterprise Group Inc	12,307	996,252
Sempra	16,034	1,558,024
Unitil Corp	427	22,305
WEC Energy Group Inc	7,940	919,214
		9,386,786
Water Utilities - 0.1%
American States Water Co	925	69,949
American Water Works Co Inc	4,818	655,682
Cadiz Inc (b)	1,241	6,092
California Water Service Group	1,428	64,746
Consolidated Water Co Ltd	361	11,956
Essential Utilities Inc	7,063	284,427
H2O America (c)	799	46,877
Middlesex Water Co	437	22,746
York Water Co/The	939	28,593
		1,191,068
TOTAL UTILITIES		38,414,836
TOTAL UNITED STATES		1,535,519,535
TOTAL COMMON STOCKS (Cost $1,024,977,074)		1,542,875,573

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $1,415,865)	3.64	1,422,000	1,415,817

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	28,757,756	28,763,507
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	14,679,493	14,680,961
TOTAL MONEY MARKET FUNDS (Cost $43,444,468)			43,444,468

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,069,837,407)	1,587,735,858
NET OTHER ASSETS (LIABILITIES) - (0.8)% (f)	(12,197,529)
NET ASSETS - 100.0%	1,575,538,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	23	6/2026	2,889,030	17,925
CME E-Mini S&P 500 Index Contracts (United States)	86	6/2026	28,254,225	(490,421)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	4	6/2026	1,358,600	9,407

TOTAL FUTURES CONTRACTS				(463,089)
The notional amount of long futures as a percentage of Net Assets is 2.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $27,751 or 0.0% of net assets.

(f)	Includes $874,349 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,415,817.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $573,742.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,349,657	62,200,366	61,786,516	248,413	(568)	568	28,763,507	28,757,756	0.0%
Fidelity Securities Lending Cash Central Fund	12,080,755	15,926,105	13,325,899	10,743	-	-	14,680,961	14,679,493	0.0%
Total	40,430,412	78,126,471	75,112,415	259,156	(568)	568	43,444,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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